                           SPDR(R) INDEX SHARES FUNDS

                        Supplement dated January 31, 2008
                 to Statement of Additional Information ("SAI")
                             dated January 31, 2008

   Investors are advised that the below-listed Funds are not yet in operation:

                          SPDR(R) S&P ASIA PACIFIC ETF
                             SPDR(R) S&P EUROPE ETF

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                    SPDR(R) INDEX SHARES FUNDS (THE "TRUST")

                       STATEMENT OF ADDITIONAL INFORMATION

           Dated January 31, 2008 (as supplemented February 12, 2008)

This Statement of Additional Information ("SAI") is not a Prospectus. With respect to each of the Trust's series portfolios listed below (except the SPDR(R) S&P(R) International Dividend ETF), this SAI should be read in conjunction with the Prospectus dated January 31, 2008, as it may be revised from time to time. With respect to the SPDR(R) S&P(R) International Dividend ETF, this SAI should be read in conjunction with the prospectus dated February 12, 2008, as it may be revised from time to time. Each of the foregoing Prospectuses may be referred to herein as a "Prospectus."

                               DJ STOXX 50(R) ETF
                             DJ EURO STOXX 50(R) ETF
                         SPDR(R) S&P(R) ASIA PACIFIC ETF
                    SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF
                            SPDR(R) S&P(R) CHINA ETF
                       SPDR(R) S&P(R) EMERGING MARKETS ETF
                           SPDR(R) S&P(R) BRIC 40 ETF
                            SPDR(R) S&P(R) EUROPE ETF
                       SPDR(R) S&P(R) EMERGING EUROPE ETF
                    SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF
                SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF
                         SPDR(R) S&P(R) WORLD EX-US ETF
                   SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF
                    SPDR(R) S&P(R) INTERNATIONAL DIVIDEND ETF
                SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
              SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
                           SPDR(R) MSCI ACWI EX-US ETF
                   SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF
                 SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Copies of the Prospectus may be obtained without charge by writing to State Street Global Markets, LLC, the Trust's principal underwriter (referred to herein as "Distributor" or "Principal Underwriter"), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or calling toll-free 1-866-787-2257. The Report of Independent Registered Public Accounting Firm, financial highlights, and financial statements of the Funds included in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 2007, and the Trust's Semi-Annual Report to Shareholders for the period ended March 31, 2007, are incorporated by reference to this SAI.

The SPDR S&P International Dividend ETF, the SPDR S&P Asia Pacific ETF and the SPDR S&P Europe ETF (collectively, the "New Funds") had not commenced operations as of September 30, 2007 and therefore did not have any financial information to report for the period listed above.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
General Description of the Trust                                               3
Investment Policies                                                           17
Special Considerations and Risks                                              21
Investment Restrictions                                                       24
Exchange Listing and Trading                                                  26
Management of the Trust                                                       27
Brokerage Transactions                                                        37
Book Entry Only System                                                        39
Purchase and Redemption of Creation Units                                     47
Determination of Net Asset Value                                              53
Dividends and Distributions                                                   53
Taxes                                                                         54
Capital Stock and Shareholder Reports                                         58
Counsel and Independent Registered Public Accounting Firm                     59
Local Market Holiday Schedules                                                59
Financial Statements                                                          92
Proxy Voting Policies and Procedures                                         A-1

                        GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company. As of the date of this SAI, the Trust consists of nineteen (19) investment series (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and the offering of each Fund's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). The shares of each Fund are referred to herein as "Shares." The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the total return, or the price and yield performance, of a specified market index (each an "Index"). SSgA Funds Management, Inc. (the "Adviser") manages each Fund.

The Trust was organized as a Massachusetts business trust on February 14, 2002. Prior to August 1, 2007, the Trust was known as the streetTRACKS(R) Index Shares Funds. The DJ STOXX 50 ETF and the DJ EURO STOXX 50 ETF (collectively, the "Stoxx Funds") commenced operations on October 15, 2002; the SPDR Russell/Nomura PRIME Japan ETF and the SPDR Russell/Nomura Small Cap Japan ETF commenced operations on November 9, 2006; the SPDR DJ Wilshire International Real Estate ETF commenced operations on December 15, 2006; the SPDR MSCI ACWI ex-US ETF commenced operations on January 10, 2007; the SPDR FTSE/Macquarie Global Infrastructure 100 ETF commenced operations on January 25, 2007; the SPDR S&P Emerging Asia Pacific ETF, the SPDR S&P China ETF, the SPDR S&P Emerging Markets ETF, the SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF and the SPDR S&P Emerging Middle East & Africa ETF commenced operations on March 19, 2007; the SPDR S&P World ex-US ETF and the SPDR S&P International Small Cap ETF commenced operations on April 20, 2007; the SPDR S&P BRIC 40 ETF commenced operations on June 19, 2007; the SPDR S&P International Dividend ETF commenced operations on February 12, 2008; and the remaining New Funds had not commenced operations prior to the date of this SAI.

Each Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a "Creation Unit")(1). Each Fund offers and issues Creation Units generally in exchange for a basket of equity securities included in its Index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component"). Shares of each Fund have been approved for listing and secondary trading on a national securities exchange (the "Exchanges"). The Shares will trade on the Exchanges at market prices. These prices may differ from the Shares' net asset values. The Shares are also redeemable only in Creation Unit aggregations and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of either 50,000 Shares, 100,000 Shares or 200,000 Shares.

The Trust reserves the right to accept offers to purchase or redeem Creation Units in cash for Funds, although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See "PURCHASE AND REDEMPTION OF CREATION UNITS." In each instance of such cash creations or redemptions, the Trust may impose, transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities. In addition to the fixed Creation or Redemption Transaction Fee, an additional transaction fee of up to three times the fixed Creation or Redemption Transaction Fee may apply.


ADDITIONAL INDEX INFORMATION

                           DOW JONES STOXX(R) INDEXES

STOXX Limited provides and services the Dow Jones STOXX(R) Indexes. STOXX Limited was founded in 1997 as a joint venture between Deutsche Boerse AG, Dow Jones & Company, Euronext Paris SA and SWX Swiss Exchange. The Dow Jones STOXX 50(R) Index and the Dow Jones EURO STOXX 50(R) Index were launched in February 1998, in advance of the European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999.

----------
(1) Except that under the "Dividend Reinvestment Service" described herein, however, shares may be created in less than a Creation Unit and upon termination of a Fund, shares may be redeemed in less than a Creation Unit.

When the Dow Jones STOXX indexes were created in 1998, the intention was to provide a complete and fully integrated family of market indicators for the European market. While the benchmark indexes resulting from this outlook were innovative in their own right, regional blue-chip indexes were more conspicuously absent from the types of indexes available to investors. The most widely used blue-chip indexes at that time were typically calculated by local exchanges with a variety of incompatible methodologies and consisting wholly of stocks listed on those exchanges.

The Dow Jones STOXX 50 and Dow Jones EURO STOXX 50 Indexes were born out of this need for a set of consistently designed pan-European measures. The indexes track the large-cap markets of the European and Eurozone regions. Both these Dow Jones STOXX blue-chip indexes are designed to be suitable as the basis for investment products, such as derivatives and exchange-traded funds. Their components have a high degree of liquidity and represent the largest companies across all 18 market sectors defined by the Dow Jones Global Classification Standard.

Derived from the broader total market indexes for each of the two regions, Europe and the Eurozone, these two blue-chip indexes each represent about 60% of the market capitalization of their underlying benchmarks. The Dow Jones STOXX 50 Index currently covers Finland, France, Germany, Italy, Luxembourg, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones EURO STOXX 50 Index covers the same countries, excluding Sweden, Switzerland and the United Kingdom.

Index Universe -- The index universe for the Dow Jones STOXX 50 Index is defined as all components of the 18 Dow Jones STOXX(R) 600 Supersector indexes. The Dow Jones STOXX 600 Supersector indexes contain the 600 largest stocks traded on the major exchanges of 17 European countries. The index universe for the Dow Jones EURO STOXX 50 Index is defined as all components of the 18 Dow Jones EURO STOXX Supersector indexes. The Dow Jones EURO STOXX Supersector indexes represent the Eurozone portion of the Dow Jones STOXX Total Market Index, which in turn covers 95% of the total market capitalization of the stocks traded on the major exchanges of 17 European countries. "Dow Jones STOXX 600" and "Dow Jones EURO STOXX" are service marks of Dow Jones & Company, Inc. and STOXX Limited.

Selection List -- For each of the 18 Dow Jones STOXX 600 TMI Supersector indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones STOXX Total Market Supersector Index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones STOXX 50 Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.

Within each of the 18 Dow Jones EURO STOXX TMI Supersector Indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones EURO STOXX Total Market Supersector Index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones EURO STOXX 50 Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.

Stock Selection -- The 40 largest stocks on the selection list for each index are chosen as components. Any remaining current components of the index ranked between 41 and 60 are added as index components. If the component number is still below 50, then the largest stocks on the selection list are added until the index contains 50 stocks.

Review Frequency -- Index composition is reviewed annually in September.

Weighting -- The indexes are each weighted by free-float market capitalization. Each component's weight is capped at 10% of the index's total free-float market capitalization. Weights are reviewed quarterly.

                            S&P CITIGROUP/BMI INDEXES

INDEX CRITERIA & METHODOLOGY

     A.   Component Selection Criteria

          To qualify for index inclusion, a company must first meet the minimum requirements to enter and remain in the S&P/Citigroup BMI Global Index universe, the parent index for the S&P/Citigroup series.

         To be added to the S&P/Citigroup BMI Global Index, a company must:

          -    Be domiciled in one of the world's developed or emerging markets.

          - Have at least USD 100 million in free float capitalization at the time of index reconstitution.

          - Post a minimum value traded of USD 25 million for the 12 months preceding the annual reconstitution.

          A stock may be added to the S&P/Citigroup BMI Global index intra reconstitution if an IPO (Initial Public Offering) is large enough to warrant inclusion. Companies are removed from the S&P/Citigroup BMI Global Index if their free float capital falls below USD 75 million or below USD 25 million value traded for the preceding 12 months at the time of the annual reconstitution.

     B.   Methodology

          The S&P/Citigroup indexes are market capitalization weighted and adjusted for free float, meaning that only those shares publicly available for trading are used in calculation of index values. Four categories of shares are subtracted from a company's market capitalization to obtain its percentage shares in free float: corporate cross holdings, private control blocks holdings accounting for 10% or more of total capital; government holdings; and legally-restricted shares. All investable primary market share classes are included in the index. All ordinary share classes, except fixed-dividend shares, are eligible for inclusion.

          Shares used in index calculations are adjusted for corporate actions on their ex-dates. These actions include splits, scrip and bonus issues, and preemptive rights. For actions resulting in no net change to the capitalization of the issue, the index divisor remains unchanged.

          Index divisors are adjusted for all extraordinary dividends, non-cash corporate distributions, and monies distributed via share buybacks. The index levels are price levels and, therefore, do not account for ordinary dividends.

          The following corporate actions result in changes to the index divisor: special dividends that are a return of capital, divestitures in the form of spin-offs, installment calls on partly paid issues, and buybacks through tender offers.

          With respect to the S&P/Citigroup BMI European Emerging Capped Index, stocks are capped at a maximum of 24% of index weight and changes in capping are monitored on a quarterly basis on the quarterly rebalancing dates.

     C.   Liquidity

          A company must post a minimum value traded of USD 25 million for the 12 month preceding the annual reconstitution to remain in the S&P/Citigroup series.

INDEX MAINTENANCE AND ISSUE CHANGES

     The S&P/Citigroup BMI Indexes are maintained by a team of analysts working under the direction of the S&P Index Committee. Index reconstitution takes place annually and involves both a bottom-up and a top-down review of all aspects of index construction.

     All listed common equities in index-eligible countries are evaluated for membership by taking into consideration multiple factors, including: price per share, total shares outstanding, available free float of shares outstanding, and market foreign exchange rate versus the U.S. dollar.

     A.   Additions

          Companies will be added to the index at the time of the annual reconstitution if their free float market capitalization exceeds USD 100 million and they are domiciled in one of the existing component countries. The company must also post a minimum of USD 25 million in value traded in the 12 months preceding the reconstitution.

          Newly public companies that arise from spin-offs, privatizations, and other events will be added each quarter if their market caps register above the median of a country's total market capitalization range. They may be added sooner if their size and expected liquidity warrants immediate inclusion.

     B.   Deletions

          Companies will be deleted from the index whose market capitalization falls below USD 75 million at the time of the annual reconstitution or those that have less than USD 15 million value traded in the last 12 months.

          Companies that fall below USD 25 million free float market cap on the final business day of a month are removed from the index at the following month end.

          If a company's shares are no longer available due to a cash acquisition or as a result of bankruptcy or delisting, the company will be deleted from the index without replacement. If an issue stops pricing, its index membership will be maintained at the final offer price until its removal. The company may be removed from the index if, in the judgment of Standard & Poor's, trading in the company's shares is unlikely to resume.

     C.   Index Rebalancing/Structural Changes

          All share changes, impacting an index constituent, of 5% or more will be done as soon as reasonably possible after the data are verified and after providing a minimum 5 days notice period. Announcements will be posted on the Standard & Poor's site:
     www.globalindices.standardandpoors.com.

          Changes entailing less than 5% changes of shares will be done on a quarterly basis. The dates of share rebalancing will be the third Fridays of March, June and December. In September they will coincide with the annual reconstitution of the index and share changes will be implemented at the close of business of September 30th, effective October 1st, for the developed markets and on November 1st for emerging markets.

INDEX AVAILABILITY

     The S&P/Citigroup BMI Indexes are calculated on all weekdays throughout the year. Daily historical price and total returns are available for download from the public website: www.globalindices.standardandpoors.com. Index data are also generally available via commercial data providers, including the following major vendors: BARRA, Bloomberg, Datastream FactSet Data Systems, Reuters, Wilshire Associates, Vestek, and Zephyr Associates.

EXCHANGE RATES AND PRICING

     WM/Reuters foreign exchange rates are taken daily at 4:00 p.m. London time, and used in the calculation of the S&P/Citigroup Global Equity Indices. These fixings during the U.S. trading day are calculated by the WM Company based on Reuters data and appear on Reuters pages WMRA and those pages following.

     Each company's primary share listing is used to calculate index levels. Closing prices in each company's domestic market are used in the final daily index calculations. If trading in a stock is halted, the last bid or suspension price is carried forward. In cases of prolonged suspension, a dealer market or gray market price is used, if obtainable, and the issue may be deleted from the index.

                                S&P BRIC 40 INDEX

INDEX CRITERIA & METHODOLOGY

a. Component Selection Criteria

          To qualify for index inclusion, a company must first meet the minimum requirements to enter and remain in the S&P/IFC Investable (S&P/IFCI) universe, the parent index for the S&P BRIC 40 Index.

To be added to the BRIC 40, a company must:

     - Be domiciled in constituents of the S&P/IFCI country indices for emerging markets of Brazil, Russia, India or China.

     - Have stocks with float-adjusted market capitalization above US$ 1 billion.

     - Have stocks with three-month average daily value traded above US$ 5 million.

     No companies are added between rebalancings. Between rebalancings, companies are removed from the BRIC 40 Index due to corporate events such as mergers, acquisitions, takeovers or delistings.

b. Methodology & Liquidity

          The S&P BRIC 40 index is modified market capitalization weighted and adjusted for free float, meaning that only those shares publicly available for trading are used in calculation of index values.

          The methodology stipulates that, at rebalancing, no stock can have a weight of more than 10% in the index and the minimum initial portfolio size that can be turned over in a single day (based on recent trading volumes) cannot be lower than US$ 600 million. In order to uphold these parameters, the index uses a modified market capitalization weighting scheme. Modifications are made to market cap weights, if required, to reflect available float, reduce single stock concentration and enhance index basket liquidity.

          There are basically two steps in the creation of the S&P BRIC 40 Index. The first is the selection of the 40 companies; the second is the weighting of the index constituents as follows:

1. All constituents of the S&P/IFCI country indices for Brazil, Russia, India and China comprise the initial selection universe.

2. All companies that do not have a developed market listing are removed from the list.

3. Average three-month daily value traded (hereafter referred to as "liquidity") and float-adjusted market capitalization (hereafter referred to as "market cap"), as of the reference date, are measured.

4. All stocks with a market cap of less than US$ 1 billion (the "Market Cap Threshold") and/or liquidity of less than US$ 5 million (the "Liquidity Threshold") are removed.

5. If a company has multiple share classes, the share class with the lower liquidity is removed.

6. The remaining stocks are sorted in decreasing order of their float-adjusted market capitalization. The top forty become index members.

INDEX MAINTENANCE AND ISSUE CHANGES

          The S&P BRIC 40 Index Committee maintains the index. The Index Committee members are all are full-time professional members of Standard & Poor's staff. The Index Committee meets as needed. At each meeting, the Index Committee reviews pending corporate actions that may affect index constituents, statistics comparing the composition of the indices to the market, and any significant market events. In addition, the Index Committee may revise index policy covering rules for selecting companies, share counts, the Liquidity Threshold, the Market Cap Threshold, Basket Liquidity and Maximum Weight, or other matters. In the rare event that less than 40 stocks qualify for inclusion at the rebalancing, Standard & Poor's may modify the criteria to include multiple share classes or reduce the market cap limit, in that order.

a. Index Rebalancing/Structural Changes

          The index is rebalanced once a year in December. The annual rebalancing of the index will be effective after the market close of the third Friday of December. The cut-off date for the data used in the review will be the third Friday of November. New constituents and index shares will be made available to clients with a two-week notice.

          In addition to the annual rebalancing, there will be a mid-year review. A semi-annual rebalancing will occur only if three of the biggest 30 stocks from the eligible universe are not in the index at the mid-year review. There will not be a semi-annual rebalancing in years when this condition is not satisfied. The cut-off date for the data used in the midyear review will be mid-May, with a mid-year rebalancing being made, if necessary, after the market close on the third Friday of June. If a mid-year rebalancing is required, new constituents and index shares will be made available to clients with a two-week notice.

b. Additions

          No companies are added between rebalancings.

c. Deletions

          Between rebalancings, a company can be deleted from the S&P BRIC 40 index due to corporate events such as mergers, acquisitions, takeovers or delistings.

INDEX AVAILABILITY

          The BRIC 40 Index rebalancing announcements are made at 05:15PM Eastern Time three to ten business days before the effective date on the Web site at www.indices.standardpoors.com No separate announcements are made for routine corporate actions whose index implications are discussed in this document. If required, special or unusual events may warrant a posting on the aforementioned Web site.

INDEX PRICING

          The pricing of index members is taken from the stocks included in the index - specifically their developed market listing. If a single stock is trading in multiple developed markets, only the listing from the market with most liquidity is considered. All calculations to arrive at the membership and weightings are made in U.S. dollars. The index is calculated in U.S. dollars, with the Reuters/WM London closing fix being used to convert the local market prices to U.S. dollars. The index is also calculated in Euros.

                 S&P INTERNATIONAL DIVIDEND OPPORTUNITIES INDEX

The International Dividend Opportunities Index includes 100 tradable, exchange-listed common stocks from around the world that offer high dividend yields. Common stocks that are domiciled in the United States are not eligible. The Index is constructed in the following two steps: (1) the selection of the 100 Index constituents; and (2) the weighting of the Index constituents.

     The selection of index constituents is done as follows:

     1. All stocks in the Selection Universe are sorted on the basis of dividend yield. The Selection Universe includes all dividend-paying common stocks and ADRs that may be delivered in-kind, free of payment and are listed in primary exchanges of countries included in the S&P/Citigroup Broad Market Index. These countries include: Australia, Hong Kong, Japan, New Zealand, Singapore, Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, Canada, Indonesia, Philippines, Thailand, Argentina, Mexico, Czech Republic, Hungary, Turkey, Israel and South Africa.

     2.   The 100 highest yielding stocks form the Index.

Data cleaning is done to ensure that duplicate share classes are removed, as are stocks whose yield data is not in the range of the figure derived from dividing the dividend-per-share by stock price.

     The weighting scheme of the Index addresses two objectives:

     -    The yield of the Index should be as high as possible.

     - The Index should be diversified among individual stock, sectors and countries.

To achieve these two objectives, the weight for each Index constituent is set at each rebalancing such that the yield of the Index at rebalancing is maximized while the following constraints are met:

     1.   Every stock has a weight no greater than 3%;

     2.   The sum of the weights of all emerging market stocks is less than 10%;

     3. No single sector, as defined by the Global Industry Classification System (GICS), has a weight of greater than 25%;

     4.   No single country has a weight of greater than 25%; and

     5.   The sum of weights of all income trusts is less than 10%.

Standard & Poor's uses an optimization algorithm to meet these requirements. Given the non-smooth nature of the optimization problem, the optimization is done using a non-deterministic evolutionary algorithm that switches over to traditional methods on an as-needed basis. Standard & Poor's uses publicly available commercial software (Premium Solver Platform(TM) Version 6.5 from Frontline Systems).

The Index is calculated by means of the divisor methodology used in all Standard & Poor's equity indices. The Index value is simply the Index market value divided by the Index divisor. Index shares are set and the Index divisor adjusted at the time of each rebalancing. Index rebalancings occur after the closing on the 10th U.S. trading date of January and July.

Each index will have a total return counterpart, which assumes dividends are reinvested in the index after the close on the ex-date. There is also a net return index series, which adds dividends after adjustments for withholding taxes based on a Luxembourg domicile. Effectively, the net return index adds index dividend points, except that the Ex-dividends term is multiplied by (100% minus withholding tax rate).

The S&P Global Index Committee (the "Global Index Committee") maintains S&P Global indices. The Global Index Committee meets monthly. At each meeting, the Global Index Committee reviews pending corporate actions that may affect Index constituents, statistics comparing the composition of the Indices to the market, companies that are being considered as candidates for addition to an Index, and any significant market events. In addition, the Global Index Committee may revise Index policy covering rules for selecting companies, treatment of dividends, share counts or other matters.

Standard & Poor's considers information about changes to its Indices and related matters to be potentially market moving and material. Therefore, all Global Index Committee discussions are confidential.

              DOW JONES WILSHIRE EX-US REAL ESTATE SECURITIES INDEX

INDEX METHODOLOGY

     To be included in the real estate Index, an issue must be all of the following:

     - The company must be both an equity owner and operator of commercial and/or residential real estate. Security types excluded from these more focused indexes include mortgage REITs, health care REITS, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments.

     - The company must have a minimum total market capitalization of at least US $200 million at the time of its inclusion.

     - At least 75% of the company's total revenue must be derived from the ownership and operation of real estate assets.

     - The liquidity of the company's stock must be commensurate with that of other institutionally held real estate securities.

INDEX MAINTENANCE

     Periodic and ongoing reviews of the index composition and shares are conducted based on the following rules:

     - Routine additions and deletions to the index, as well as shares updates, are made quarterly after the close of trading on the third Friday of March, June, September, and December. The changes become effective at the opening of trading on the next business day.

     - During the quarter, a component company's shares outstanding will be adjusted at the same time as a change in that company is made to the Dow Jones Wilshire 5000 Composite Index or to the soon to be released Dow Jones Wilshire family of Indexes.

     - A company will be removed from the index if direct mortgage investments represent more than 25% of the company's assets for two consecutive quarters or if the company is reclassified as a mortgage or hybrid REIT.

     - A company will be removed from the index if less than 50% of its total revenue is generated from the ownership and operation of real estate assets for two consecutive quarters.

     - A company will be removed from the index if its stock becomes illiquid or has more than 10 nontrading days during the previous quarter.

     - A company will be removed from the index if its stock is delisted by its primary market due to failure to meet financial or regulatory requirements.

     - A company will be removed from the index if its total market capitalization falls below $100 million and remains at that level for two consecutive quarters.

     - If a component company enters bankruptcy proceedings, it will be removed from the indexes and will remain ineligible for reinclusion until it has emerged from bankruptcy. However, the Dow Jones Wilshire Index Oversight Committee may, following a review of the bankrupt company and the issues involved in the filing, decide to keep the company in the index.

     - The Dow Jones Wilshire Index Oversight Committee may, at its discretion and if it has determined a company to be in extreme financial distress, remove the company from the Index if the committee deems the removal necessary to protect the integrity of the index and the interests of investors in products linked to that index.

     - The Index value is based on each stock's closing price on its primary market and the official WM closing spot rates as of 5:30 p.m. eastern time.

INCEPTION DATE

     The date on which the Dow Jones Wilshire Ex-US Real Estate Securities Index was first published was March 21, 2006. Back-tested historical data is available on a monthly basis from December 31, 1992, and daily from January 1, 1999.

                    MACQUARIE GLOBAL INFRASTRUCTURE 100 INDEX

INDEX METHODOLOGY

     To be included in the index, an issue must be all of the following:

     - Each security must be a current constituent of the FTSE Global Equity Index Series ("GEIS") All Cap Index.

     - The share weighting of an individual constituent is the same as in the FTSE GEIS All Cap Index, based on the appropriate free float weighting of that Index.

     - The Companies classified in one of the following Industry Classification Benchmark ("ICB") subsectors are eligible for inclusion in the index --

          1.   Pipelines

          2.   Transportation Services

          3.   Electricity

          4.   Gas Distribution

          5.   Multiutilities

          6.   Water

          7.   Telecommunications Equipment

               - Macquarie Communications Infrastructure (Code MCG) will be included in the Telecommunications Equipment subsector.

          - Macquarie will be responsible for vetting the constituent list and excluding noninfrastructure stocks. FTSE must receive this final constituent list 5 working days before the changes are to be implemented.

          - The MGI 100 Index is based on the universe of the Macquarie Global Infrastructure Index ("MGII") with a further country screen allowing only constituents in the FTSE Developed and FTSE Advanced Emerging regions.

INDEX MAINTENANCE

     Periodic and ongoing reviews of the index composition and shares are conducted based on the following rules:

     - The Index Series is reviewed semi annually in June and December as part of the reviews of the FTSE Global Equity Index Series on the same dates. The MGII constituents will be compiled using data available on the Monday, 3 weeks before the review implementation, and sent to Macquarie for sign off. The MGI100 Index will be cut after close, the Monday before implementation, once the MGII has been agreed.

     - Changes arising from the reviews are implemented after the close of business on the third Friday in June and December.

     - For the MGII, at review, eligible securities will be ranked by full market capitalization, and those single lines with a full market cap greater than $250m USD will be included in the index.

     -    There will be no intra-review additions to the MGII.

     - For the MGI 100 Index, the eligible companies from the MGII Index, and the further country screen, will then be re-ranked by investable market cap, and the top 100 will be included in the index. A reserve list of 10 securities will also be identified to replace any intra-review deletions to maintain 100 constituents at all times.

     - If a company with multiple lines is eligible, only the largest of those lines, by investable market cap, will be included in the index.

     In the event of a spin off, the spun off company will remain in the MGI 100 Index, if eligible, and if it is larger than the current lowest ranking constituent.

The smallest constituent will be removed from the index at the close of business the day before the corporate action.

     The FTSE Global Equity Index Series covers over 7,000 securities in 48 different countries and captures 98% of the world's investable market capitalisation. The index series is divided into Developed, Advanced Emerging and Secondary Emerging segments.

                             MSCI ACWI EX-USA INDEX

INDEX CRITERIA & METHODOLOGY SUMMARY

     A.   Component Selection Criteria

          MSCI undertakes an index construction process, which involves: (i) defining the equity universe; (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors; (iii) classifying the universe of securities under the Global Industry Classification Standard (the "GICS"); and (iv) selecting securities for inclusion according to MSCI's index construction rules and guidelines.

     B.   Eligibility

          The index construction process starts at the country level, with the identification of all listed securities for that country. Currently, MSCI creates equity indices for 50 country markets globally. MSCI classifies each company and its securities in one and only one country. This allows securities to be sorted distinctly by their respective countries. In general, companies and their respective securities are classified as belonging to the country in which they are incorporated. All listed equity securities, or listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the universe. Shares of non-domiciled companies generally are not eligible for inclusion in the universe.

     C.   Methodology

          MSCI follows a "bottom-up" approach to index construction, building indices up to the industry group level. MSCI targets an 85% free float-adjusted market representation level within each industry group, within each country. The security selection process within each industry group is based on: (i) each company's business activities and the diversification that its securities would bring to the index, (ii) the size (based on free float-adjusted market capitalization) and liquidity of securities, and (iii) the estimated free float for the company and its individual share classes. Only securities of companies with estimated free float greater than 15% are, in general, considered for inclusion. Exceptions to this general rule are made only in significant cases, where not including a security of a large company would compromise the index's ability to fully and fairly represent the characteristics of the underlying market.

     D.   Liquidity

          All securities that are considered for inclusion or currently are included in the MSCI Indices must have adequate liquidity. However, liquidity is not the sole determinant for inclusion in the index, although it is an important consideration.

          In making an assessment of adequate liquidity levels, a number of absolute and relative liquidity measures are considered. These include patterns of traded volume and traded value over several periods of time.

          The analysis of the adequacy of a security's liquidity also considers the average liquidity for the country and the industry group to which the security belongs. In addition, in some cases, while assessing the liquidity of a local security, the trading volumes in depository receipts, such as American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs") may also be considered. MSCI does not define absolute minimum or maximum liquidity levels for stock inclusion or exclusion from the MSCI Standard Equity Index Series, but considers their relative standing within each country and between cycles. This is because liquidity is not comparable between countries.

     In addition, liquidity is partly a function of the cyclicality of markets or industries, and limiting index constituents to only the most liquid stocks would introduce a bias against those stocks and sectors that are temporarily out of favor with investors.

INDEX MAINTENANCE AND ISSUE CHANGES

     Overall, index maintenance can be described by three broad categories of implementation of changes:

     - Annual full country index reviews that systematically re-assess the various dimensions of the equity universe for all countries and are conducted on a fixed annual timetable;

     - Quarterly index reviews, aimed at promptly reflecting other significant market events; and

     - Ongoing event-related changes, such as mergers and acquisitions, which are generally implemented in the indices as they occur.

     The annual full country index review for all the MSCI Standard Country Indices is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs on only three dates throughout the year: as of the close of the last business day of February, August and November. Any Country Indices may be impacted at the quarterly index review. MSCI Index additions and deletions due to quarterly index rebalancings are generally announced at least two weeks in advance.

     Potential changes in the status of countries (stand-alone, emerging, developed) follow their own separate timetables.

     Market driven changes such as mergers, acquisitions, bankruptcies or new issues can cause changes in the index composition. MSCI seeks to monitor all cases of such corporate actions within the MSCI universe and implement them as they occur.

     A.   Additions

          Potential additions are analyzed not only with respect to their industry group, but also with respect to their industry or sub-industry group, in order to represent a wide range of economic and business activities. All additions are considered in the context of MSCI's methodology, including the index constituent eligibility rules and guidelines.

          Security additions have to meet the normal criteria for inclusion and also often undergo a "seasoning period" of several months until trading patterns and volumes are established. Furthermore, sometimes a new issue, usually a privatization, comes to the market and substantially changes the country's industry profile. In this case, where even temporarily excluding it would distort the characteristics of the market, it may be immediately included in the MSCI Standard Equity Indices. There is no fixed number of companies included in the index. Therefore, the addition of a company does not necessarily cause the corresponding deletion of another.

     B.   Deletions

          MSCI will remove from the MSCI Standard Equity Index Series as soon as practicable securities of companies that file for bankruptcy, companies that file for protection from their creditors and/or companies that are suspended for which a return to normal business activity and trading is unlikely in the near future.

          Securities may also be considered for early deletion in other significant cases, such as decreases in free float and Foreign Ownership Limits (FOLs). In addition, when a constituent company acquires or merges with a non-constituent company or spins-off another company, the securities of the constituent company may be removed from the index, if, for example, these securities are no longer representative of the industry as a result of the event.

INDEX AVAILABILITY

     The MSCI Standard Equity Indexes are calculated and published daily. Daily index values can be found at the MSCI website and are also made available to major newspapers, financial websites and financial data vendors.

EXCHANGE RATES AND PRICING

     The prices used to calculate the MSCI Indices are currently the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

     Exchange Rates: MSCI currently uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m. London time by the WM Reuters Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI currently uses these to calculate mid-point to 5 decimal places.

     MSCI may elect to use an alternative exchange rate if the WM Reuters rate is believed not to be representative for a given currency on a particular day.

                             RUSSELL/NOMURA INDEXES

     Purposes of Russell/Nomura Indexes:

     -    Determining investment strategies (strategic asset allocation)

     -    Determining manager structure

     -    Supporting portfolio management activities

     -    Evaluating performance

     -    Managing risk

     Characteristics of Russell/Nomura Indexes:

     - Entire Japanese market representation; constituent stocks are selected from among all listed stocks on the various stock exchanges in Japan, not just a single exchange

     - Reflect only stocks that are investable (available for investment) as market capitalization is free-float adjusted to account for stable shareholdings

     - Existence of subindexes for different sizes of companies based on market capitalization

     - Existence of subindexes for growth and value stocks, which are determined based on P/B ratios adjusted for off-balance sheet items

     -    Transparent methodology that eliminates arbitrary stock selection

     -    Annual reconstitution

RUSSELL/NOMURA PRIME INDEX

INDEX METHODOLOGY

     The Russell/Nomura PRIME Index is made up of the 1,000 largest stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total Market Index, which are determined by an annual reconstitution of the Russell/Nomura Japan Indexes. A "banding" method is employed at reconstitution in order to control the frequent replacement caused by small fluctuations of market capitalization. A "negative list" method is also used to help prevent the inclusion of stocks of especially low liquidity. The "negative list" takes precedence over "banding."

     Under the "negative list" rule (exclusion of low-liquidity stocks), stocks ranked 2,001st or lower in terms of average monthly trading value in the one year prior to the reconstitution date are automatically excluded.

     Stocks ranked 900 or higher in terms of float-adjusted market capitalization are automatically included in the index, regardless of whether or not they were in the index immediately prior to the reconstitution. However under the "banding" (900 -- 1,100) rule, stocks ranked 901 -- 1,100 are only included in the index if they were constituents of the index immediately prior to the reconstitution, and are thus selected in rank order until 1,000 stocks have been selected in total. If a total of 1,000 stocks is not reached as a result of this process, then stocks ranked 901 -- 1,100 that were not constituents immediately prior to the reconstitution are selected until the 1,000-stock mark is reached.

INDEX MAINTENANCE

     The Russell/Nomura PRIME Index is reconstituted annually (on the first trading day in December). Newly listed large-caps are included every quarter. The index is calculated based on the share price for each stock on its primary exchange. The index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. Liquidation post stocks (where the name of the issuer of a stock falls within the purview of the Criteria for Delisting Stocks is put on the liquidation post to make the information public among investors) are removed from the index on the second day following the move to the liquidation post. Stocks that are delisted for reasons other than those noted above are removed from the index on the date of delisting. Stocks that have been removed from the index are not replaced.

     Outside of the annual reconstitution, free-float ratios (vis-a-vis stable shareholdings) will be revised as necessary, in principle, in the event of substantial changes in stable shareholdings due to corporate actions such as the conversion of preferred stocks, M&A involving private (non-listed) companies, tender offer bids (TOB), as well as private placements. The decision as to whether or not to revise free-float ratios will be made upon confirmation of the number of shares following such corporate actions, and in the case revisions are implemented, an announcement to this effect will be made and the changes duly reflected in the indexes.

STRUCTURAL CHANGES

     The aim of the annual reconstitution of the Russell/Nomura Japan Indexes is to completely and objectively rebuild the indexes to ensure market segments are accurately represented, while minimizing unnecessary turnover.

     Complete reconstitution is important for an index designed to represent market segments because market characteristics change over time. Lack of complete reconstitution results in sector, capitalization, and style biases, all of which challenge the ability of an index to represent the market.

     As a general rule, index changes are announced on the website of Nomura Securities about two weeks before the changes take effect, except but not limited to cases of unforeseen circumstances or when information cannot be confirmed.

INCEPTION DATE

     The inception date of the Russell/Nomura PRIME Index is June 2004, with historical performance going back to end-December, 1996.

INDEX COMPILATION

     The Russell/Nomura PRIME Index is compiled by Russell Investment Group and Nomura Securities Co., Ltd., in conjunction with Nomura Research Institute, as agent for Nomura Securities.

RUSSELL/NOMURA SMALL CAP INDEX

INDEX METHODOLOGY

     The Russell/Nomura Small Cap Index represents approximately the smallest 15% of stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total Market Index, which are determined by an annual reconstitution of the Russell/Nomura Japan Indexes.

     For the Russell/Nomura Total Market Index itself, stocks are ranked according to free float-adjusted market capitalization and are selected based on data as of the end of the month two months prior to the reconstitution month. Stocks are added to the Total Market Index in descending order of adjusted market capitalization until over 98% of total market capitalization is represented and the number of stocks in the index is a multiple of 100.

     The Small Cap Index contains approximately the bottom 15% of Total Market Index stocks by adjusted market capitalization, and excludes stocks in the Large Cap Index.

INDEX MAINTENANCE

     The Russell/Nomura Small Cap Index is reconstituted annually (on the first trading day in December) as part of the overall reconstitution of the Russell/Nomura Total Market Index. The index is calculated based on the share price for each stock on its primary exchange. The index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. Liquidation post stocks (where the name of the issuer of a stock falls within the purview of the Criteria for Delisting Stocks is put on the liquidation post to make the information public among investors) are removed from the index on the second day following the move to the liquidation post. Stocks that are delisted for reasons other than those noted above are removed from the index on the date of delisting. Stocks that have been removed from the index are not replaced.

     Outside of the annual reconstitution, free-float ratios (vis-a-vis stable shareholdings) will be revised as necessary, in principle, in the event of substantial changes in stable shareholdings due to corporate actions such as the conversion of preferred stocks, M&A involving private (non-listed) companies, tender offer bids (TOB), as well as private placements. The decision as to whether or not to revise free-float ratios will be made upon confirmation of the number of shares following such corporate actions, and in the case revisions are implemented, an announcement to this effect will be made and the changes duly reflected in the indexes.

STRUCTURAL CHANGES

     The aim of the annual reconstitution of the Russell/Nomura Japan Indexes is to completely and objectively rebuild the indexes to ensure market segments are accurately represented, while minimizing unnecessary turnover. Complete reconstitution is important for an index designed to represent market segments because market characteristics change over time. Lack of complete reconstitution results in sector, capitalization, and style biases, all of which challenge the ability of an index to represent the market. As a general rule, index changes are announced on the website of Nomura Securities about two weeks before the changes take effect, except but not limited to cases of unforeseen circumstances or when information cannot be confirmed.

INCEPTION DATE

     The inception date of the Russell/Nomura Small Cap Index is December 1995, with historical performance going back to end-December, 1979.

INDEX COMPILATION

     The Russell/Nomura Small Cap Index is compiled by Russell Investment Group and Nomura Securities Co., Ltd., in conjunction with Nomura Research Institute, as agent for Nomura Securities.

                               INVESTMENT POLICIES

DIVERSIFICATION

Each Fund is classified as a non-diversified investment company under the 1940 Act. A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may constitute a greater portion of an Index of a Fund and therefore, the securities may constitute a greater portion of the Fund's portfolio. This may have an adverse effect on the Fund's performance or subject the Fund's Shares to greater price volatility than more diversified investment companies.

Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

CONCENTRATION

In addition, some of the Funds may concentrate their investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of a Fund and consequently the Fund's investment portfolio. This may adversely affect the Fund's performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

INVESTMENT COMPANIES

Each Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate:
(i) more than 3% of the total outstanding voting stock of the acquired company;
(ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Adviser or otherwise affiliated with the Adviser, in excess of the limits discussed above.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

FOREIGN CURRENCY TRANSACTIONS

Each Fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

U.S. REGISTERED SECURITIES OF FOREIGN ISSUERS

Each Fund may purchase publicly traded common stocks of foreign corporations.

Investing in U.S. registered, dollar-denominated, common stocks issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

A Fund's investment in common stock of foreign corporations may also be in the form of ADRs, GDRs and European Depositary Receipts ("EDRs") (collectively "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities market, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

LENDING PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees (the "Board") who administer the lending program for one or more Funds in accordance with guidelines approved by the Fund's Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company ("State Street"), an affiliate of the Trust, has been approved by the Board to serve as securities lending agent for each Fund and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. State Street has received an order of exemption from the Securities and Exchange Commission ("SEC") under Sections 17(a) and

12(d)(1) under the 1940 Act to serve as the lending agent for affiliated investment companies such as the Trust and to invest the cash collateral received from loan transactions to be invested in an affiliated cash collateral fund.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of each Fund's net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to a Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. A Fund's exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such assets.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

Each Fund may utilize exchange-traded futures and options contracts and swap agreements. Each Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission ("CFTC") regulation or interpretation.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

The Funds are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in the underlying Index. Exchange-traded futures and options contracts are not currently available for all of the Indexes. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying Index components or a subset of the components. The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

Restrictions on the Use of Futures and Options. In connection with its management of the Funds, the Adviser has claimed an exclusion from registration as a commodity trading advisor under the CEA and, therefore, is not subject to the registration and regulatory requirements of the CEA. The Funds reserve the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with each Fund's policies. Each Fund would take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian ban, cash or equivalents. When it has a short futures position it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Short Sales "Against the Box". Each Fund may engage in short sales "against the box". In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Future Developments. Each Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

                        SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in a Fund is contained in the Funds' Prospectus under the headings "Principal Risks of the Funds" and "Description of the Funds." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Indexes are listed on a securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

A Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark Index if the index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

TAX RISKS

As with any investment, you should consider how your investment in shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of any Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund Shares.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund's prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

REAL ESTATE INVESTMENT TRUSTS ("REITs")

The Funds and, in particular, the SPDR DJ Wilshire International Real Estate ETF, will generally invest in REITs only to the extent that their underlying Indexes invest in REITs. REITs pool investor's funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investments in REITs may subject Fund shareholders to duplicate management and administrative fees.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

                             INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1. Change its investment objective (except for the SPDR FTSE/Macquarie Global Infrastructure 100 ETF and the SPDR S&P International Dividend ETF);

2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant index for the purchase of Creation Units);

4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings (the deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund's assets);

5. Purchase, hold or deal in real estate, but a Fund may purchase and sell securities that are issued by companies that invest or deal in real estate assets;

6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8. Sell securities short, except short sales "against the box";

9. Invest in commodities or commodity contracts, except that a Fund may transact in exchange traded futures contracts on securities, stock indexes and options on such futures contracts and make margin deposits in connection with such contracts; or

10. Concentrate its investments in an industry (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control;

2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; or

3. Under normal circumstances:

     a. with respect to the Stoxx Funds, invest less than 90% of its total assets in component securities that comprise its relevant benchmark Index;

     b. with respect to the Funds (except the Stoxx Funds, the SPDR S&P BRIC 40 ETF and the SPDR S&P International Dividend ETF), invest less than 90% of its total assets in component securities that comprise its relevant benchmark Index or in ADRs or GDRs based on the securities in its Index;

     c. with respect to the SPDR S&P BRIC 40 ETF and the SPDR S&P International Dividend ETF, invest less than 80% of its total assets in component securities that comprise its relevant benchmark Index or in ADRs or GDRs based on the securities in its Index;

     d. with respect to the SPDR S&P Europe ETF and SPDR S&P Emerging Europe ETF, invest less than 80% of their assets in securities of European companies;

     e. with respect to the SPDR S&P Asia Pacific ETF and SPDR S&P Emerging Asia Pacific ETF, invest less than 80% of their assets in securities of Asian Pacific companies;

     f. with respect to the SPDR S&P China ETF, invest less than 80% of its assets in securities of Chinese companies;

     g. with respect to the SPDR S&P Emerging Latin America ETF, invest less than 80% of its assets in securities of Latin American companies;

     h. with respect to the SPDR S&P Emerging Middle East & Africa ETF, invest less than 80% of its assets in securities of Middle Eastern and/or African companies;

     i. with respect to the SPDR S&P International Small Cap ETF, invest less than 80% of its assets in securities of small capitalization companies;

     j. with respect to the SPDR DJ Wilshire International Real Estate ETF, invest less than 80% of its assets in securities of real estate companies;

     k. with respect to the SPDR FTSE/Macquarie Global Infrastructure 100 ETF, invest less than 80% of its assets in securities of companies in the infrastructure industry;

     l. with respect to the SPDR Russell/Nomura PRIME Japan ETF, invest less than 80% of its assets in securities of Japanese companies; and

     m. with respect to the SPDR Russell/Nomura Small Cap Japan ETF, invest less than 80% of its assets in securities of small capitalization Japanese companies.

Prior to any change in a Fund's 90% investment policy or 80% investment policy, as applicable, such Fund will provide shareholders with 60 days written notice

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

                          EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus under "DETERMINATION OF NET ASSET VALUE" and "BUYING AND SELLING THE FUNDS." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchanges, subject to notice of issuance. The Shares trade on the Exchanges at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of Shares of any Fund will continue to be met.

An Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of the underlying Index or portfolio of securities on which such Fund is based is no longer calculated or available; (3) the "indicative optimized portfolio value" ("IOPV") of a Fund is no longer calculated or available; or (4) such other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Exchange inadvisable. In addition, an Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

As in the case of other publicly traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide current Share pricing information, the Exchanges disseminate an updated IOPV relating to each Fund as calculated by Bloomberg, L.P. or the Exchanges. The IOPV calculations are based on local closing prices and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the IOPV and the market price could be affected. IOPVs also will be disseminated to providers of financial data via the National Market System. IOPVs are disseminated for each Fund every 15 seconds during regular Exchange trading hours of 9:30 a.m., New York time to 4:00 p.m., New York time. Neither the Trust, nor the Adviser, nor any of its affiliates are involved in or responsible for any aspect of the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

An IOPV is solely an estimate of the current market value per Share of a Fund. As such, IOPVs are not, and should not be taken to be, a real time update of the net asset value per Share of a Fund, which is calculated only once daily, normally at 4:00 p.m., New York time. Further, IOPVs are not, and should not be taken to be, the price at which Shares may be purchased or sold in the secondary market.

The Trust reserves the right to adjust the stock prices of Shares of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which each Fund's net asset value per Share is calculated and the trading currency is the currency in which Shares of the Funds are listed and traded on the applicable Exchange.

                             MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "MANAGEMENT."

TRUSTEES AND OFFICERS OF THE TRUST

The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers. The Board currently consists of four Trustees, one of whom is considered to be an "interested person" (as defined in the 1940 Act) of the Trust.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Adviser, are listed below:

TRUSTEES AND OFFICERS OF THE TRUST

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                      TERM OF           PRINCIPAL        IN FUND
                                                    OFFICE AND        OCCUPATION(S)      COMPLEX            OTHER
         NAME, ADDRESS             POSITION(S)       LENGTH OF         DURING PAST      OVERSEEN        DIRECTORSHIPS
       AND DATE OF BIRTH           WITH FUNDS       TIME SERVED          5 YEARS       BY TRUSTEE      HELD BY TRUSTEE
-------------------------------  --------------  ----------------  ------------------  ----------  ----------------------
TRUSTEES

INDEPENDENT TRUSTEES
DAVID M. KELLY                   Independent     Unlimited         Retired.            67          Chicago Stock Exchange
c/o SPDR Index Shares Funds      Trustee         Elected:                                          (Public Governor/
State Street Financial Center                    July 2004                                         Director);
One Lincoln Street                                                                                 Penson Worldwide Inc.
Boston, MA 02111-2900                                                                              (Director);
10/10/38                                                                                           Custodial Trust Co.
                                                                                                   (Director);
                                                                                                   SPDR Series Trust
                                                                                                   (Trustee).

FRANK NESVET                     Independent     Unlimited         Chief Executive     67          SPDR Series Trust
c/o SPDR Index Shares Funds      Trustee,        Elected:          Officer, Libra                  (Trustee); The
State Street Financial Center    Chairman        July 2004         Group, Inc.                     Massachusetts Health &
One Lincoln Street                                                 (1998-present)(a                Education Tax Exempt
Boston, MA 02111-2900                                              financial services              Trust (Trustee).
9/24/43                                                            consulting
                                                                   company).

HELEN F. PETERS                  Independent     Unlimited         Professor of        67          Federal Home Loan Bank
c/o SPDR Index Shares Funds      Trustee         Elected:          Finance, Carroll                of Boston (Director);
State Street Financial Center                    July 2004         School of                       BJ's Wholesale Clubs
One Lincoln Street                                                 Management,                     (Director);
Boston, MA 02111-2900                                              Boston College                  SPDR Series Trust
3/22/48                                                            (2003-present);                 (Trustee).
                                                                   Dean, Boston
                                                                   College (August
                                                                   2000-2003).

INTERESTED TRUSTEE
JAMES E. ROSS*                   Interested      Unlimited         President, SSgA     76          SPDR Series Trust
SSgA Funds Management, Inc.      Trustee,        Elected Trustee:  Funds Management,               (Trustee); Select
State Street Financial Center    President       November 2005,    Inc.                            Sector SPDR Trust
One Lincoln Street                               Elected           (2005-present);                 (Trustee);
Boston, MA 02111                                 President:        Principal, SSgA                 State Street Master
6/24/65                                          May 2005          Funds Management,               Funds Trust (Trustee);
                                                                   Inc.                            and State Street
                                                                   (2001-present);                 Institutional
                                                                   Senior                          Investment Trust
                                                                   Managing                        (Trustee).
                                                                   Director,
                                                                   State
                                                                   Street Global
                                                                   Advisors
                                                                   (2006-present);
                                                                   Principal, State
                                                                   Street Global
                                                                   Advisors
                                                                   (2000 to 2006).

OFFICERS
MICHAEL P. RILEY                 Vice President  Unlimited         Principal, State    N/A         N/A
SSgA Funds Management, Inc.                      Elected:          Street Global
State Street Financial Center                    February 2005     Advisors
One Lincoln Street                                                 (2005-present);
Boston, MA 02111                                                   Assistant Vice
3/22/69                                                            President, State
                                                                   Street Bank and
                                                                   Trust Company
                                                                   (2000-2004).

* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

GARY L. FRENCH                   Treasurer       Unlimited         Senior Vice         N/A         N/A
State Street Bank and                            Elected:          President,
Trust Company                                    May 2005          State Street Bank
Two Avenue de Lafayette                                            and Trust Company
Boston, MA 02111                                                   (2002-present);
7/4/51                                                             Managing Director,
                                                                   Deutsche Bank
                                                                   (2001-2002).

MARY MORAN ZEVEN                 Secretary       Unlimited         Senior Vice         N/A         N/A
State Street Bank and                            Elected:          President and
Trust Company                                    July 2004         Senior Managing
Two Avenue de Lafayette                                            Counsel, State
Boston, MA 02111                                                   Street Bank and
2/27/61                                                            Trust Company
                                                                   (2002-present).

RYAN M. LOUVAR                   Assistant       Unlimited         Vice President and  N/A         N/A
State Street Bank and Trust      Secretary       Elected:          Senior Counsel,
Company                                          October 2006      State Street Bank
Two Avenue de Lafayette                                            and Trust Company
Boston, MA 02111                                                   (2005-present);
2/18/72                                                            Counsel, BISYS
                                                                   Group, Inc.
                                                                   (2000-2005) (a
                                                                   financial services
                                                                   company).

MARK E. TUTTLE                   Assistant       Unlimited         Vice President and  N/A         N/A
State Street Bank and Trust      Secretary       Elected:          Counsel, State
Company                                          August 2007       Street Bank &
Two Avenue de Lafayette                                            Trust Company
Boston, MA 02111                                                   (2007 - present);
3/25/70                                                            Assistant Counsel,
                                                                   BISYS Group,  Inc.
                                                                   (2006-2007) (a
                                                                   financial;
                                                                   services
                                                                   company);
                                                                   Compliance
                                                                   Manager, BISYS
                                                                   Group, Inc.
                                                                   (2005-2006); Sole
                                                                   Practitioner,
                                                                   Mark E. Tuttle
                                                                   Attorney at Law
                                                                   (2004-2005);
                                                                   Paralegal, John
                                                                   Hancock Financial
                                                                   Services, Inc.
                                                                   (2000-2004).

LAURA F. HEALY                   Assistant       Unlimited         Vice President,     N/A         N/A
State Street Bank and Trust      Treasurer       Elected:          State Street Bank
Company                                          November 2007     and Trust Company
Two Avenue de Lafayette                                            (2002-Present).*
Boston, MA 02111
3/20/64

CHAD C. HALLETT                  Assistant       Unlimited         Vice President,     N/A         N/A
State Street Bank and Trust      Treasurer       Elected:          State Street Bank
Company                                          May 2006          and Trust Company
Two Avenue de Lafayette                                            (2001-Present).*
Boston, MA 02111
1/28/69

MATTHEW FLAHERTY                 Assistant       Unlimited         Assistant Vice      N/A         N/A
State Street Bank and Trust      Treasurer       Elected:          President, State
Company                                          May 2005          Street Bank and
Two Avenue de Lafayette                                            Trust
Boston, MA 02111                                                   (1994-present).*
2/19/71

JULIE B. PIATELLI                Chief           Unlimited         Principal and       N/A         N/A
SSgA Funds                       Compliance      Elected:          Senior Compliance
Management, Inc.                 Officer         August 2007       Officer, SSgA
State Street Financial Center                                      Funds Management,
One Lincoln Street                                                 Inc.
Boston, MA 02111                                                   (2004-present);
8/5/67                                                             Vice President,
                                                                   State Street
                                                                   Global Advisors
                                                                   (2004-present);
                                                                   Senior Manager,
                                                                   PricewaterhouseCo
                                                                   opers, LLP
                                                                   (1999-2004)

*    Served in various capacities during the noted time period.

REMUNERATION OF THE TRUSTEES AND OFFICERS

No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust, other than the Chief Compliance Officer, who serves at the pleasure of the Independent Trustees. Commencing August 11, 2007, the Trust and SPDR Series Trust ("SST") pay in the aggregate, each Independent Trustee an annual fee of $60,000 plus $3,000 per in-person meeting attended. An Independent Trustee will receive $1,000 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $9,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Trustee fees are allocated between the Trust and SST and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series. Previously, the Trust paid each Independent Trustee an annual fee of $15,000 plus $300 per Fund per meeting for scheduled quarterly meetings attended.

The table below shows the compensation that the Independent Trustees received during the Trust's fiscal year ended September 30, 2007.

                                             PENSION OR
                                             RETIREMENT                     TOTAL
                                              BENEFITS     ESTIMATED     COMPENSATION
                                               ACCRUED       ANNUAL          FROM
                                AGGREGATE      AS PART     BENEFITS     TRUST AND FUND
                              COMPENSATION    OF TRUST       UPON        COMPLEX PAID
NAME OF INDEPENDENT TRUSTEE    FROM TRUST     EXPENSES    RETIREMENT   TO TRUSTEES (1)
---------------------------   ------------   ----------   ----------   ---------------
David M. Kelly                 $17,400.00        $0           NA          $47,400.00
Frank Nesvet                   $17,400.00        $0           NA          $47,400.00
Helen F. Peters                $17,400.00        $0           NA          $47,400.00

(1)  The Fund Complex includes the Trust and SST.

No trustee or officer is entitled to any pension or retirement benefits from the Trust.

STANDING COMMITTEES

Audit Committee. The Board has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Ms. Peters serves as Chair. The Audit Committee meets with the Trust's independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust's accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust's independent auditors. The Audit Committee met five (5) times during the fiscal year ended September 30, 2007.

Trustee Committee. The Board has established a Trustee Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Mr. Nesvet serves as Chair. The responsibilities of the Trustee Committee are to: (1) nominate Independent Trustees; (2) review on a periodic basis the governance structures and procedures of the Funds; (3) review proposed resolutions and conflicts of interest that may arise in the business of the Funds and may have an impact on the investors of the Funds; (4) review matters that are referred to the Committee by the Chief Legal Officer or other counsel to the Trust; and (5) provide general oversight of the Funds on behalf of the investors of the Funds. The Trustee Committee met four (4) times during the fiscal year ended September 30, 2007.

Pricing and Investment Committee. The Board also has established a Pricing and Investment Committee that is composed of Officers of the Trust, investment management personnel of the Adviser and senior operations and administrative personnel of State Street. The Pricing and Investment Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. The Pricing and Investment Committee meets only when necessary. The Board met four (4) times during the fiscal year ended September 30, 2007 to review and ratify fair value pricing determinations of the Pricing and Investment Committee. The Pricing and Investment Committee reports to the Board on a quarterly basis.

OWNERSHIP OF SHARES

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2007:

                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                             SECURITIES IN ALL REGISTERED
                         DOLLAR RANGE OF    INVESTMENT COMPANIES OVERSEEN
                       EQUITY SECURITIES        BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE           IN THE TRUST           INVESTMENT COMPANIES
---------------        -----------------   --------------------------------
INDEPENDENT TRUSTEES
David M. Kelly                None                       None
Frank Nesvet                  None                       None
Helen F. Peters               None                       None
INTERESTED TRUSTEE
James Ross                    None                       None

As of December 31, 2007, the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust or their immediate family members did not own beneficially or of record any securities in the Adviser, the Sub-Adviser, the Distributor any person controlling, controlled by, or under common control with the Adviser, Sub-Adviser or the Distributor.

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at http://www.sec.gov.

PROXY VOTING POLICIES

The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the Adviser. The Adviser's proxy voting policy, which has been adopted by the Sub-Adviser, is attached to this SAI as Appendix A. Information regarding how the Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge by calling 1-866-787-2257; and (2) on the SEC's website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY

The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchanges via the National Securities Clearing Corporation (NSCC). The basket represents one creation unit of the Funds. The Trust, the Adviser or State Street will not disseminate non-public information concerning the Trust.

THE INVESTMENT ADVISER

SSgA Funds Management, Inc. acts as the investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Fund. As of December 31, 2007, the Adviser managed approximately $144 billion. The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. The Adviser, a Massachusetts corporation, is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street Global Advisors ("SSgA"), consisting of the Adviser and other investment advisory affiliates of State Street Corporation, is the investment management arm of State Street Corporation.

The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or
(2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940
Act).

Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of each Fund's assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund. Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

A discussion regarding the basis for the Board's approval or continuation of the Investment Advisory Agreements regarding certain Funds is available in the Trust's Semi-Annual Report to Shareholders dated March 31, 2007 and in the Trust's Annual Report to Shareholders dated September 30, 2007.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund's average daily net assets as set forth in the Prospectus. From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to the Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

For the past three fiscal years ended September 30, the Funds paid the following amounts to the Adviser:

FUND                                                   2007         2006        2005
----                                                ----------    --------    --------
DJ STOXX 50 ETF                                     $  389,812    $104,897    $ 84,662
DJ EURO STOXX 50 ETF                                $1,254,644    $533,758    $397,634
SPDR S&P Asia Pacific ETF                                  N/A(1)      N/A(1)      N/A(1)
SPDR S&P Emerging Asia Pacific ETF                  $   85,114(2)      N/A(1)      N/A(1)
SPDR S&P China ETF                                  $  149,963(2)      N/A(1)      N/A(1)
SPDR S&P Emerging Markets ETF                       $   67,842(2)      N/A(1)      N/A(1)
SPDR S&P BRIC 40 ETF                                $   78,069(7)      N/A(1)      N/A(1)
SPDR S&P Europe ETF                                        N/A(1)      N/A(1)      N/A(1)

SPDR S&P Emerging Europe ETF                        $   55,660(2)      N/A(1)      N/A(1)
SPDR S&P Emerging Latin America ETF                 $   88,822(2)      N/A(1)      N/A(1)
SPDR S&P Emerging Middle East & Africa ETF          $   61,939(2)      N/A(1)      N/A(1)
SPDR S&P World ex-US ETF                            $   19,932(8)      N/A(1)      N/A(1)
SPDR S&P International Small Cap ETF                $  157,589(8)      N/A(1)      N/A(1)
SPDR DJ Wilshire International Real Estate ETF      $3,211,424(3)      N/A(1)      N/A(1)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF   $  106,123(4)      N/A(1)      N/A(1)
SPDR MSCI ACWI ex-US ETF                            $  160,478(5)      N/A(1)      N/A(1)
SPDR Russell/Nomura PRIME Japan ETF                 $1,081,791(6)      N/A(1)      N/A(1)
SPDR Russell/Nomura Small Cap Japan ETF             $  517,959(6)      N/A(1)      N/A(1)
SPDR S&P International Dividend ETF                        N/A(1)      N/A(1)      N/A(1)

(1)  The Fund was not operational.

(2)  The Fund commenced operations on March 20, 2007.

(3)  The Fund commenced operations on December 15, 2006.

(4)  The Fund commenced operations on January 25, 2007.

(5)  The Fund commenced operations on January 10, 2007.

(6)  The Fund commenced operations on November 9, 2006.

(7)  The Fund commenced operations on June 19, 2007.

(8)  The Fund commenced operations on April 20, 2007.

INVESTMENT SUB-ADVISER (SPDR DJ Wilshire International Real Estate ETF)

Pursuant to the Advisory Agreement between the SPDR DJ Wilshire International Real Estate ETF and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained The Tuckerman Group LLC ("Tuckerman" or the "Sub-Adviser"), an affiliate of the Adviser, as sub-adviser, to be responsible for the day to day management of the SPDR DJ Wilshire International Real Estate ETF's investments, subject to supervision of the Adviser and the Board while the Adviser will provide administrative, compliance and general management services to the Fund. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of December 31, 2007, Tuckerman managed approximately $7.620 billion in assets. Tuckerman's principal business address is 4 International Drive, Suite 230, Rye Brook, NY 10573.

The Trust, the Adviser and the Sub-Adviser have entered into a Sub-Advisory Agreement. The Sub-Advisory Agreement continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or
(2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Sub-Advisory Agreement is also terminable upon 60 days notice by the Sub-Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

A discussion regarding the basis for the Board's continuation of the Sub-Advisory Agreement is available in the Trust's Annual Report to Shareholders dated September 30, 2007.

In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser will pay Tuckerman an annual investment sub-advisory fee based on the average daily net assets with respect to the SPDR DJ Wilshire International Real Estate ETF. For the period December 15, 2006 through September 30, 2007, the Adviser paid $653,596 to Tuckerman for its services.

PORTFOLIO MANAGERS

The Adviser manages the Funds, and with respect to the SPDR DJ Wilshire International Real Estate ETF, the Adviser and Sub-Adviser each manage the Fund, using a team of investment professionals. Key professionals primarily involved in the day-to-day portfolio management for each of the Funds include:

FUND                                         PORTFOLIO MANAGERS
----                                         --------------------------------
All ETFs (Excluding the SPDR DJ Wilshire     Lynn Blake, John Tucker
   International Real Estate ETF)
SPDR DJ Wilshire International Real Estate   Amos J. Rogers III, Sophia Banar
   ETF

The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for each Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

                 OTHER ACCOUNTS MANAGED AS OF SEPTEMBER 30, 2007

              Registered                   Pooled                                               Total
              Investment      Assets     Investment      Assets                   Assets        Assets
Portfolio       Company      Managed       Vehicle      Managed       Other      Managed       Managed
Manager        Accounts    (billions)*    Accounts    (billions)*   Accounts   (billions)*   (billions)*
---------     ----------   -----------   ----------   -----------   --------   -----------   -----------
Lynn Blake        57         $15.10         513         $242.62       534        $342.35       $600.07
John Tucker       57         $15.10         513         $242.62       534        $342.35       $600.07

*    There are no performance fees associated with these portfolios.

The portfolio managers listed above do not beneficially own any shares of the Funds as of September 30, 2007.

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager's execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities. The Adviser and Sub-Adviser have adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser, the Sub-Adviser and their advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio managers' accounts with the same strategy.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers' accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of a Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser and Sub-Adviser have adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and Sub-Adviser and their advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

The compensation of the Adviser's investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. The Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF

The following table lists the number and types of other accounts managed by each of the key professionals involved in the day-to-day portfolio management for the SPDR DJ Wilshire International Real Estate ETF and assets under management in those accounts as of September 30, 2007.

                     Registered                  Pooled                                             Total
                     Investment     Assets     Investment     Assets                  Assets       Assets
Portfolio              Company      Managed      Vehicle      Managed      Other      Managed      Managed
Manager               Accounts    (billions)    Accounts    (billions)   Accounts   (billions)   (billions)
---------            ----------   ----------   ----------   ----------   --------   ----------   ----------
Amos J. Rogers III        7         $3.153         12         $1.533        55        $1.302       $5.988
Sophia Banar              7         $3.153         12         $1.533        55        $1.302       $5.988

*    There are no performance fees associated with these portfolios.

Amos J. Rogers III owns shares of the SPDR DJ Wilshire International Real Estate ETF valued at between $1 and $10,000 as of September 30, 2007. Sophia Banar does not own any shares of the SPDR DJ Wilshire International Real Estate ETF.

The Sub-Adviser's portfolio managers are compensated through an industry competitive fixed base salary and a subjectively determined incentive bonus that is a portion of a bonus pool the aggregate of which is tied to the firm's income generated by all accounts included within the manager's investment strategy, including the fund. A portfolio manager is not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Tuckerman based on assets under management. Tuckerman bases incentive bonuses on income earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns the portfolio manager's interests more closely with the long-term interests of clients. Most senior professionals, including portfolio managers have ownership interests in the firm.

THE ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, State Street is obligated on a continuous basis to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties. Under the Custodian Agreement and Transfer Agency and Service Agreement, as described below, the Trust has also provided indemnities to State Street for certain liabilities.

State Street, One Lincoln Street, Boston, Massachusetts 02111, also serves as Custodian for the Funds pursuant to a Custodian Agreement. As Custodian, State Street holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

State Street also serves as Transfer Agent of the Funds pursuant to a Transfer Agency and Service Agreement.

COMPENSATION. As compensation for its services under the Administrative Services Agreement, the Custodian Agreement and Transfer Agency and Service Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets of each Fund of the Trust, as follows: 0.0475% on the first $3 billion and 0.0425% thereafter (determined on a fund complex basis), subject to certain per Fund minimum fees. In addition, State Street shall receive global safekeeping and transaction fees, which are calculated on a per-country basis, and in-kind creation (purchase) and redemption transaction fees (as described below and in the Funds' prospectus). State Street may be reimbursed by the Funds for its out-of-pocket expenses. The Investment Advisory Agreement provides that the Adviser will pay certain operating expenses of the Trust, including the fees due to State Street under each of the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency and Service Agreement.

THE DISTRIBUTOR

State Street Global Markets, LLC is the principal underwriter and Distributor of Shares. Its principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. Investor information can be obtained by calling 1-866-787-2257. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under "PURCHASE AND REDEMPTION OF CREATION UNITS." Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA"). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to each Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the

1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund, on at least 60 days' written notice to the other party. Each of the Distribution Agreement and the Investor Services Agreements is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days' notice to the other party thereto.

The allocation among the Funds of fees and expenses payable under the Distribution Agreement and the Investor Services Agreements will be made pro rata in accordance with the daily net assets of the respective Funds.

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the "Book Entry Only System" section below), DTC Participants (as defined below) and/or Investor Services Organizations.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

LICENSING ARRANGEMENTS. Each Fund will be based on a particular equity market index compiled by each Index provider. No Index providers are affiliated with the Adviser or its affiliates. Each Fund will be entitled to use the underlying index pursuant to a license or sub-license agreement from the respective Index provider. The Adviser has entered into certain license and sub-license agreements such that the Trust is not obligated to pay any sub-license fees for the use of the Indexes.

                             BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (ECNs) when appropriate.

The Adviser does not presently participate in any soft dollar arrangements. The Adviser may aggregate trades with clients of SSgA, whose commission dollars may be used to generate soft dollar credits. Although the Adviser's clients' commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by SSgA.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The table below shows the aggregate dollar amount of brokerage commissions paid by the Funds for the fiscal years ended September 30. None of the brokerage commissions paid were paid to affiliated brokers.

FUND                                                  2007        2006       2005
----                                                --------    -------    -------
DJ STOXX 50 ETF                                     $  7,867    $ 4,345    $ 2,812
DJ EURO STOXX 50 ETF                                $ 38,592    $10,304    $18,734
SPDR S&P Asia Pacific ETF                                N/A(1)     N/A(1)     N/A(1)
SPDR S&P Emerging Asia Pacific ETF                  $ 32,647(2)     N/A(1)     N/A(1)
SPDR S&P China ETF                                  $    178(2)     N/A(1)     N/A(1)
SPDR S&P Emerging Markets ETF                       $ 22,135(2)     N/A(1)     N/A(1)
SPDR S&P BRIC 40 ETF                                $      0(3)     N/A(1)     N/A(1)
SPDR S&P Europe ETF                                      N/A(1)     N/A(1)     N/A(1)
SPDR S&P Emerging Europe ETF                        $ 14,076(2)     N/A(1)     N/A(1)
SPDR S&P Emerging Latin America ETF                 $ 12,128(2)     N/A(1)     N/A(1)
SPDR S&P Emerging Middle East & Africa ETF          $ 34,555(2)     N/A(1)     N/A(1)
SPDR S&P World ex-US ETF                            $    252(4)     N/A(1)     N/A(1)
SPDR S&P International Small Cap ETF                $ 10,651(4)     N/A(1)     N/A(1)
SPDR DJ Wilshire International Real Estate ETF      $138,837(5)     N/A(1)     N/A(1)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF   $  1,716(6)     N/A(1)     N/A(1)
SPDR MSCI ACWI ex-US ETF                            $  6,317(7)     N/A(1)     N/A(1)
SPDR Russell/Nomura PRIME Japan ETF                 $  4,546(8)     N/A(1)     N/A(1)
SPDR Russell/Nomura Small Cap Japan ETF             $  1,669(8)     N/A(1)     N/A(1)
SPDR S&P International Dividend ETF                      N/A(1)     N/A(1)     N/A(1)

(1)  The Fund was not operational.

(2)  The Fund commenced operations on March 20, 2007.

(3)  The Fund commenced operations on June 19, 2007.

(4)  The Fund commenced operations on April 20, 2007.

(5)  The Fund commenced operations on December 15, 2006.

(6)  The Fund commenced operations on January 25, 2007.

(7)  The Fund commenced operations on January 10, 2007.

(8)  The Fund commenced operations on November 9, 2006.

Securities of "Regular Broker-Dealer." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which they may hold at the close of their most recent fiscal year.

"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares.

Holdings of Regular Broker-Dealers as of September 30, 2007.

ABN AMRO Bank N.V.               $18,969,821
Deutsche Bank Securities, Inc.   $12,164,573
UBS AG                           $ 4,740,120
Credit Suisse Group              $ 3,165,714
Nomura Holdings, Inc.            $ 2,760,955
Macquarie Bank Ltd.              $   175,895

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                             BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "BUYING AND SELLING THE FUNDS."

DTC acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

CONVEYANCE OF ALL NOTICES, STATEMENTS AND OTHER COMMUNICATIONS TO BENEFICIAL OWNERS IS EFFECTED AS FOLLOWS. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust, a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchanges.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Funds do not have information concerning their beneficial ownership held in the names of DTC Participants, as of January 4, 2008, the names, addresses and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding Shares of the Funds were as follows:

DJ Stoxx 50 ETF                                     Pershing, LLC                               10.98%
                                                    One Pershing Plaza
                                                    Jersey City, NJ 07399

                                                    Charles Schwab & Company, Inc.              10.47%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

                                                    Timber Hill L.L.C.                           9.57%
                                                    Two Pickwick Plaza
                                                    Greenwich, CT 06830

                                                    SEI Private Trust Co.                        8.71%
                                                    1 Freedom Valley Drive
                                                    Oaks, PA 19456

                                                    National Financial Services LLC              8.09%
                                                    200 Liberty Street
                                                    New York, NY 10281

                                                    UBS Financial Services, Inc.                 7.05%
                                                    1000 Harbor Boulevard
                                                    Weehawken, NJ 07086-6790

                                                    Morgan Stanley & Co. Incorporated/Retail     6.11%
                                                    75 Varick Street
                                                    New York, NY 11201

DJ Euro Stoxx 50 ETF                                Charles Schwab & Company, Inc.              13.90%
                                                    101 Montgomery Street

                                                    San Francisco, CA 94104

                                                    National Financial Services LLC             10.82%
                                                    200 Liberty Street
                                                    New York, NY 10281

                                                    TD Ameritrade, Inc.                          8.50%
                                                    4211 South 102nd Street
                                                    Omaha, NE 68127

                                                    JPMorgan Chase Bank, National Association    6.98%
                                                    14201 Dallas Parkway
                                                    Chase International Plaza
                                                    Dallas, TX 75254-2916

                                                    UBS Financial Services, Inc.                 6.76%
                                                    1000 Harbor Boulevard
                                                    Weehawken, NJ  07086-6790

                                                    First Clearing LCC                           5.90%
                                                    Riverfront Plaza
                                                    901 East Byrd Street
                                                    Richmond VA 23219

                                                    Pershing, LLC                                5.11%
                                                    One Pershing Plaza
                                                    Jersey City, NJ 07399

SPDR S&P Emerging Asia Pacific ETF                  Brown Brothers Harriman & Co.               15.32%
                                                    525 Washington Blvd.
                                                    Jersey City, NJ 07310

                                                    National Financial Services LLC              8.70%
                                                    200 Liberty Street
                                                    New York, NY 10281

                                                    Citibank, N.A.                               8.54%
                                                    3800 Citigroup Center
                                                    Tampa, FL 33610

                                                    Bear, Stearns Securities Corp.               6.64%
                                                    245 Park Avenue
                                                    New York, NY 10167

                                                    ML SFKPG                                     6.25%
                                                    101 Hudson Street, 8th Fl.
                                                    Jersey City, NJ 07302

                                                    Charles Schwab & Company, Inc.               5.14%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

SPDR S&P China ETF                                  National Financial Services LLC             17.84%
                                                    222 Delaware Avenue
                                                    Wilmington, DE 19801

                                                    State Street Bank and Trust Company         16.00%
                                                    Two Heritage Drive
                                                    North Quincy, MA 02171

                                                    Charles Schwab & Company, Inc.              11.93%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

                                                    Bear, Stearns Securities Corp.               8.84%
                                                    245 Park Avenue
                                                    New York, NY 10167

                                                    Citigroup Global Markets Inc.                5.91%
                                                    222 Delaware Avenue
                                                    Wilmington, DE 19801

                                                    TD Ameritrade, Inc.                          5.89%
                                                    4211 South 102nd Street
                                                    Omaha, NE 68127

SPDR S&P Emerging Markets ETF                       National Financial Services LLC             13.40%
                                                    222 Delaware Avenue
                                                    Wilmington, DE 19801

                                                    Bear, Stearns Securities Corp.              12.71%
                                                    245 Park Avenue
                                                    New York, NY 10167

                                                    Goldman Sachs Execution & Clearing,         10.75%
                                                    L.P. 30 Hudson Street, 4th floor
                                                    Jersey City, NJ 07302

                                                    UBS Financial Services, Inc.                 7.19%
                                                    1000 Harbor Boulevard
                                                    Weehawken, NJ  07086-6790

                                                    Pershing, LLC                                6.46%
                                                    One Pershing Plaza
                                                    Jersey City, NJ 07399

                                                    Charles Schwab & Company, Inc.               5.41%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

                                                    Citigroup Global Markets Inc.                5.31%
                                                    222 Delaware Avenue
                                                    Wilmington, DE 19801

SPDR S&P BRIC 40 ETF                                Citigroup Global Markets Inc.               25.18%
                                                    222 Delaware Avenue
                                                    Wilmington, DE 19801

                                                    National Financial Services LLC             10.85%
                                                    200 Liberty Street
                                                    New York, NY 10281

                                                    Charles Schwab & Company, Inc.               8.23%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

                                                    ML SFKPG                                     7.56%
                                                    101 Hudson Street, 8th Fl.
                                                    Jersey City, NJ 07302

                                                    Brown Brothers Harriman & Co.                6.32%
                                                    525 Washington Blvd.
                                                    Jersey City, NJ 07310

SPDR S&P Emerging Europe ETF                        State Street Bank and Trust Company         15.38%
                                                    Two Heritage Drive
                                                    North Quincy, MA 02171

                                                    Pershing, LLC                                9.49%
                                                    One Pershing Plaza
                                                    Jersey City, NJ 07399

                                                    ML SFKPG                                     8.82%
                                                    101 Hudson Street, 8th Fl.
                                                    Jersey City, NJ 07302

                                                    Citigroup Global Markets Inc.                8.08%
                                                    222 Delaware Avenue
                                                    Wilmington, DE 19801

                                                    National Financial Services LLC              7.14%
                                                    200 Liberty Street
                                                    New York, NY 10281

                                                    Brown Brothers Harriman & Co.                5.54%
                                                    525 Washington Blvd.
                                                    Jersey City, NJ 07310

                                                    Bear, Stearns Securities Corp.               5.52%
                                                    245 Park Avenue
                                                    New York, NY 10167

                                                    UBS Financial Services, Inc.                 5.10%
                                                    1000 Harbor Boulevard
                                                    Weehawken, NJ  07086-6790

                                                    Charles Schwab & Company, Inc.               5.01%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

SPDR S&P Emerging Latin America ETF                 Brown Brothers Harriman & Co                22.53%
                                                    525 Washington Blvd.
                                                    Jersey City, NJ 07310

                                                    State Street Bank and Trust Company         16.60%
                                                    Two Heritage Drive
                                                    North Quincy, MA 02171

                                                    Charles Schwab & Company, Inc.               8.19%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

                                                    ML SFKPG                                     7.65%
                                                    101 Hudson Street, 8th Fl.
                                                    Jersey City, NJ 07302

                                                    National Financial Services LLC              7.58%
                                                    200 Liberty Street
                                                    New York, NY 10281

SPDR S&P Emerging Middle East & Africa ETF          State Street Bank and Trust Company         18.94%
                                                    Two Heritage Drive
                                                    North Quincy, MA 02171

                                                    Citigroup Global Markets Inc.               10.57%
                                                    222 Delaware Avenue
                                                    Wilmington, DE 19801

                                                    National Financial Services LLC              9.39%
                                                    200 Liberty Street
                                                    New York, NY 10281

                                                    Brown Brothers Harriman & Co.                7.46%
                                                    525 Washington Blvd.
                                                    Jersey City, NJ 07310

                                                    ML SFKPG                                     6.02%
                                                    101 Hudson Street, 8th Fl.
                                                    Jersey City, NJ 07302

                                                    Charles Schwab & Company, Inc.               5.99%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

SPDR S&P World ex-US ETF                            Goldman Sachs Execution & Clearing,         50.13%
                                                    L.P. 30 Hudson Street, 4th floor
                                                    Jersey City, NJ 07302

                                                    ML SFKPG                                    11.31%
                                                    101 Hudson Street, 8th Fl.
                                                    Jersey City, NJ 07302

                                                    Citigroup Global Markets Inc.                9.45%
                                                    222 Delaware Avenue
                                                    Wilmington, DE 19801

                                                    Charles Schwab & Company, Inc.               5.56%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

                                                    Pershing, LLC                                5.37%
                                                    One Pershing Plaza
                                                    Jersey City, NJ 07399

SPDR S&P International Small Cap ETF                Charles Schwab & Company, Inc.              34.52%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

                                                    Pershing, LLC                               11.43%
                                                    One Pershing Plaza
                                                    Jersey City, NJ 07399

                                                    National Financial Services LLC             11.05%
                                                    200 Liberty Street
                                                    New York, NY 10281

                                                    State Street Bank and Trust Company          8.68%
                                                    Two Heritage Drive
                                                    North Quincy, MA 02171

SPDR DJ Wilshire International Real Estate ETF      Charles Schwab & Company, Inc.              14.71%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

                                                    The Northern Trust Company                  10.02%
                                                    50 South LaSalle Street
                                                    Chicago, IL 60675

                                                    The Bank of New York                         8.09%
                                                    One Wall Street, 5th floor
                                                    New York, NY 10286

                                                    Wells Fargo Bank, N.A.                       7.72%
                                                    733 Marquette Avenue South
                                                    Minneapolis, MN 55479

                                                    National Financial Services LLC              7.21%
                                                    200 Liberty Street
                                                    New York, NY 10281

SPDR FTSE/Macquarie Global Infrastructure 100 ETF   Pershing, LLC                                9.19%
                                                    One Pershing Plaza
                                                    Jersey City, NJ 07399

                                                    State Street Bank & Trust Company            7.69%
                                                    2 Heritage Drive
                                                    North Quincy, MA 02171

                                                    National Financial Services LLC              7.58%
                                                    200 Liberty Street
                                                    New York, NY 10281

                                                    UBS Financial Services, Inc.                 7.17%
                                                    1000 Harbor Boulevard
                                                    Weehawken, NJ  07086-6790

                                                    Charles Schwab & Company, Inc.               6.61%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

SPDR MSCI ACWI ex-US ETF                            Citibank, N.A.                              16.61%
                                                    3800 Citigroup Center
                                                    Tampa, FL 33610

                                                    The Northern Trust Company                  12.14%
                                                    50 South LaSalle Street
                                                    Chicago, IL 60675

                                                    Charles Schwab & Company, Inc.              11.90%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

                                                    Citigroup Global Markets Inc.               10.95%
                                                    222 Delaware Avenue
                                                    Wilmington, DE 19801

                                                    ML SFKPG                                     7.12%
                                                    101 Hudson Street, 8th Fl.
                                                    Jersey City, NJ 07302

                                                    National Financial Services LLC              6.63%
                                                    200 Liberty Street
                                                    New York, NY 10281

                                                    First National Bank of Omaha                 5.13%
                                                    1620 Dodge Street
                                                    Omaha, NE 68102

SPDR Russell/Nomura PRIME Japan ETF                 Nomura Securities International, Inc.       75.11%
                                                    2 World Financial Center, Building B
                                                    255 Liberty Street
                                                    New York, NY 10281-1198

                                                    Goldman Sachs Execution & Clearing, L.P.    10.58%
                                                    30 Hudson Street, 4th floor
                                                    Jersey City, NJ 07302

SPDR Russell/Nomura Small Cap Japan ETF             Charles Schwab & Company, Inc.              13.53%
                                                    101 Montgomery Street
                                                    San Francisco, CA 94104

                                                    The Northern Trust Company                  10.63%
                                                    50 South LaSalle Street
                                                    Chicago, IL 60675

                                                    Swiss American Securities Inc.               7.31%
                                                    12 East 49th Street
                                                    New York, NY 10017

                                                    ML SFKPG                                     7.24%
                                                    101 Hudson Street, 8th Fl.
                                                    Jersey City, NJ 07302

                                                    National Financial Services LLC              6.31%
                                                    200 Liberty Street
                                                    New York, NY 10281

                                                    Bear, Stearns Securities Corp.               5.44%
                                                    245 Park Avenue
                                                    New York, NY 10167

The SPDR S&P International Dividend ETF, the SPDR S&P Asia Pacific ETF and the SPDR S&P Europe ETF had not commenced operations as of January 4, 2008 and therefore no person owned of record beneficially 5% or more of any Shares of such Funds.

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be beneficial and/or legal owners of certain Funds, may be affiliated with an index provider, may be deemed to have control of the applicable Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of such Fund(s). Authorized Participants may execute an irrevocable proxy granting the Distributor or another affiliate of State Street (the "Agent") power to vote or abstain from voting such Authorized Participant's beneficially or legally owned Shares of the applicable Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the applicable Fund.

The Trustees and officers of the Trust, as a group, owned less than 1% of the Trust's voting securities as of the date of this SAI.

                    PURCHASE AND REDEMPTION OF CREATION UNITS

PURCHASE (CREATION). The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Principal Underwriter, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined below), of an order in proper form pursuant to the terms of the Authorized Participant Agreement ("Participant Agreement"); or (ii) pursuant to the Dividend Reinvestment Service (as defined below).

A "Business Day" with respect to each Fund is any day except weekends and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" per each Creation Unit constituting a substantial replication, or a portfolio sampling representation, of the securities included in the relevant Fund's benchmark index and an amount of cash (the "Cash Component") computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Component, which in the case of SPDR S&P International dividend ETF includes a Dividend Equivalent Payment, is an amount equal to the difference between the net asset value of the Shares (per Creation
Unit) and the market value of the Deposit Securities. The "Dividend Equivalent Payment" enables a Fund (and, in particular, the SPDR S&P International Dividend
ETF) to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of a Fund ("Dividend Securities") with ex-dividend dates within the accumulation period for such distribution (the "Accumulation Period"), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by the Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchanges (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the applicable Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash i.e., a "cash in lieu" amount to be added to the Cash Component to replace any Deposit Security which: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, "custom orders"). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Principal Underwriter to purchase a Creation Unit of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or
(ii) a DTC Participant (see "BOOK ENTRY ONLY SYSTEM"). In addition, each Participating Party or DTC Participant (each, an "Authorized Participant") must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the

Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units (an "Authorized Participant"). Each Authorized Participant will agree, pursuant to the terms of a Participation Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below).

All orders to purchase Shares directly from a Fund, including custom orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is referred to as the "Order Placement Date."

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when an Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

CREATION ORDER. The Principal Underwriter shall inform the Transfer Agent, the Adviser and the Custodian upon receipt of a purchase order. The Custodian will then provide such information to the appropriate subcustodian. For each Fund, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Deposit Securities (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount). Deposit Securities must be delivered to an account maintained at the applicable local subcustodian.

The Authorized Participant must also pay to the Trust, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the applicable Creation Transaction Fee (defined below). Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of Shares placed with it to be in the particular form required by the individual Authorized Participant.

In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should also be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to purchase Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement.

ACCEPTANCE OF ORDERS FOR CREATION UNITS. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) not later than the time set forth in the Participant Agreement, and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Principal Underwriter and the Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, the Trust will confirm the issuance of a Creation Unit of a Fund against receipt of payment, at such net asset value as shall have been calculated after receipt in proper form of such order pursuant to the terms of the Participant Agreement. The Principal Underwriter will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under "Creation Transaction Fees" will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

REJECTION OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of any Fund if (a) the order is not in proper form; (b) the Deposit Securities delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with purchase of Creation Units, and investors will be required to pay a fixed creation transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Funds' Prospectus, as may be revised from time to time. The Funds may adjust the creation transaction fee from time to time based upon actual experience. An additional charge for cash purchases, custom orders, or partial cash purchases for each Fund may be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchanges (currently 9:30 am, Eastern time) on each Business Day, the list of the names and share quantities of each Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Funds' Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. An additional charge for cash redemptions, custom orders, or partial cash redemptions (when cash redemptions are available) for each Fund may be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or cause to be transferred to the Trust's Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor's Shares through DTC's facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement and in accordance with the applicable order form. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. The section below entitled "Local Market Holiday Schedules" identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holidays section to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

ADDITIONAL REDEMPTION PROCEDURES. If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a "qualified institutional buyer," ("QIB") as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the Exchanges are closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchanges is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the net asset value of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TRANSACTION FEES. A fixed transaction fee is applicable to each creation transaction and each redemption transaction regardless of the number of Creation Units created in the transaction, as set forth in the Prospectus, as may be revised from time to time.

REQUIRED EARLY ACCEPTANCE OF ORDERS FOR CERTAIN INTERNATIONAL FUNDS. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, certain Funds may require orders to be placed up to one business day prior to the trade date in order to receive the trade date's NAV. Orders to purchase shares of such Funds that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted.

                        DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DETERMINATION OF NET ASSET VALUE."

Net asset value per Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association ("SIFMA") announces an early closing time.

In calculating a Fund's net asset value per Share, the Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust's procedures require the Pricing and Investment Committee to determine a security's fair value if a market price is not readily available. In determining such value the Pricing and Investment Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and
(iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Funds' index providers). In these cases, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark Index. This may result in a difference between a Fund's performance and the performance of the Fund's benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

                           DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "DISTRIBUTIONS."

GENERAL POLICIES

Dividends from net investment income, if any, are declared and paid annually by each Fund except the STOXX Funds, the SPDR DJ Wilshire International Real Estate ETF and the SPDR S&P International Dividend ETF. Dividends from net income, if any, are declared and paid quarterly by the STOXX Funds, the SPDR DJ Wilshire International Real Estate ETF and the SPDR S&P International Dividend ETF. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial

Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE

Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service (the "Service") for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If the Service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per share. Shares will be issued at NAV under the Service regardless of whether the Shares are then trading in the secondary market at a premium or discount to net asset value. Broker dealers, at their own discretion, may also offer a dividend reinvestment program under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding the Service or other dividend reinvestment programs.

                                      TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "TAX MATTERS."

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. As such, each Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to be taxable as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund will be subject to federal income tax to the extent any such income or gains are not distributed. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to create Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Although not anticipated to be significant in amount based on the investment objectives of the Funds, a Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund's total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then such Fund should be eligible to file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid such Fund, subject to certain limitations. Pursuant to this election, a Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder's federal income tax. If a Fund makes this election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFIC," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualifying electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement. Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. Such Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments, if positive, will generally constitute taxable ordinary income and, if negative, will reduce net tax-exempt income, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain and may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction, if any. A portion of the dividends received from a Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. A Fund may derive capital gains and losses in connection with the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held. A redemption of a shareholder's Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. As noted above, without future legislation, the maximum tax rate on long-term capital gains would return to 20% in 2011.

Gain or loss on the sale or redemption of Shares in each Fund is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distribution) so they can compute the tax basis of their Shares.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder's circumstances.

Distributions reinvested in additional Shares of a Fund through the means of the service (see "DIVIDEND REINVESTMENT SERVICE") will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain (other than "qualified short-term capital gain" described below) or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to a Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate.

Under recently enacted legislation, a Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A Fund may also, under certain circumstances, designate all or a portion of a dividend as a "qualified short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a "qualified investment entity" (a "qualified investment entity" includes a RIC if, in general, more than 50% of the RIC's assets consists of interests in REITs and U.S. real property holding corporations); and
(ii) you are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return. Such distributions will give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Under current law, a Fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund. For example, if (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs") or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b), a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. If a charitable remainder trust (as defined in Internal Revenue Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. There is no restriction preventing a Fund from holding investments in REITs that hold residual interests in REMICs, and a Fund may do so. The Internal Revenue Service has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to a Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund's Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

                      CAPITAL STOCK AND SHAREHOLDER REPORTS

Each Fund issues Shares of beneficial interest, par value $.01 per Share. The Board may designate additional Funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the Fund) have noncumulative voting rights for the election of Trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the risk to shareholders of personal liability is believed to be remote.

Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, State Street Global Markets, LLC at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

            COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Morgan Lewis & Bockius, LLP serves as counsel to the Trust.
PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for the Trust. PricewaterhouseCoopers LLP performs annual audits of the Funds' financial statements and provides other audit, tax and related services.

                         LOCAL MARKET HOLIDAY SCHEDULES

The Trust generally intends to effect deliveries of portfolio securities on a basis of "T" plus three business days (i.e., days on which the Exchanges are open) in the relevant foreign market of each Fund, except for the Funds which hold Portfolio Securities primarily traded in South Africa. The ability of the Trust to effect in-kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than seven calendar days for some Funds, in certain circumstances, during the calendar years 2008 and 2009. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. The countries set forth below are based on the composition of each Fund's benchmark Index as of December 31, 2007 and may change. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

DJ STOXX 50 ETF
DJ EURO STOXX 50 ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

     FINLAND
 March 21, 2008
 March 24, 2008
   May 1, 2008
  June 20, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

     FRANCE
 March 21, 2008
 March 24, 2008
   May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

     GERMANY
 March 21, 2008
 March 24, 2008
   May 1, 2008
  May 12, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

      ITALY
 March 21, 2008
 March 24, 2008
   May 1, 2008
 August 15, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

   LUXEMBOURG
 March 21, 2008
 March 24, 2008
   May 1, 2008
  May 12, 2008
  June 23, 2008
 August 15, 2008
December 25, 2008
December 26, 2008
 January 1, 2009

   NETHERLANDS
 March 21, 2008
 March 24, 2008
   May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

      SPAIN
 March 21, 2008
 March 24, 2008
   May 1, 2008
December 25, 2008
December 26, 2008
 January 1, 2009

     SWEDEN
 March 20, 2008
 March 21, 2008
 March 24, 2008
 April 30, 2008
   May 1, 2008
  June 6, 2008
  June 20, 2008
October 31, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

   SWITZERLAND
 March 21, 2008
 March 24, 2008
   May 1, 2008
  May 12, 2008
  May 19, 2008
 August 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009
 January 2, 2009

 UNITED KINGDOM
 March 21, 2008
 March 24, 2008
   May 5, 2008
  May 26, 2008
 August 25, 2008
December 25, 2008
December 26, 2008
 January 1, 2009

REDEMPTION. The longest redemption cycle for the above Funds is a function of the longest redemption cycles among the countries whose stocks comprise a Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Danish, Swedish and Swiss securities markets presented the worst-case redemption cycle for each Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR S&P ASIA PACIFIC ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

     AUSTRALIA

  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 25, 2008
   June 9, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009
 January 28, 2009

     HONG KONG
 February 6, 2008
 February 7, 2008
 February 8, 2008
  March 21, 2008
  March 24, 2008
   April 4, 2008
    May 1, 2008
   May 12, 2008
   June 9, 2008
   July 1, 2008
September 15, 2008
  October 1, 2008
  October 7, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

       JAPAN
 February 11, 2008
  March 20, 2008
  April 29, 2008
    May 5, 2008
    May 6, 2008
   July 21, 2008
September 15, 2008
September 23, 2008
 October 13, 2008
 November 3, 2008
 November 24, 2008
 December 23, 2008
 December 30, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009
  January 3, 2009
  January 4, 2009
 January 14, 2009

    NEW ZEALAND
 February 6, 2008
  March 21, 2008
  March 24, 2008
  April 25, 2008
   June 2, 2008
 October 27, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009
  January 2, 2009

     SINGAPORE
 February 7, 2008
 February 8, 2008
  March 21, 2008
    May 1, 2008
   May 19, 2008
  October 1, 2008
 October 28, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

    SOUTH KOREA
 February 6, 2008
 February 7, 2008
 February 8, 2008
   April 9, 2008
   Mary 1, 2008
    May 5, 2008
   May 12, 2008
   June 6, 2008
  August 15, 2008
September 15, 2008
  October 3, 2008
 December 25, 2008
 December 31, 2008
  January 1, 2009

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Australian and Japanese securities markets presented the worst-case redemption cycle for the Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR S&P EMERGING ASIA PACIFIC  ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

       CHINA
 February 6, 2008
 February 7, 2008
 February 8, 2008
 February 11, 2008
 February 12, 2008
   April 4, 2008
    May 1, 2008
    May 2, 2008
   June 9, 2008
September 15, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
  October 3, 2008
  January 1, 2009

       INDIA
   March 6, 2008
  March 20, 2008
  March 21, 2008
  April 14, 2008
  April 18, 2008
    May 1, 2008
   May 19, 2008
  August 15, 2008
 September 3, 2008
  October 2, 2008
  October 9, 2008
 October 28, 2008
 October 30, 2008
 November 13, 2008
 December 9, 2008
 December 25, 2008

     INDONESIA
 February 7, 2008
 February 8, 2008
   March 7, 2008
  March 20, 2008
  March 21, 2008
    May 1, 2008
    May 2, 2008
   May 19, 2008
   May 20, 2008
   July 30, 2008
  August 18, 2008
September 19, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
  October 3, 2008
 December 8, 2008
 December 25, 2008
 December 26, 2008
 December 29, 2008
  January 1, 2009
 January 10, 2009
 January 11, 2009

     MALAYSIA
 February 1, 2008
 February 7, 2008
 February 8, 2008
    May 1, 2008
   May 19, 2008
  October 1, 2008
  October 2, 2008
 October 27, 2008
 December 8, 2008
 December 25, 2008
 December 29, 2008
  January 1, 2009
 January 10, 2009

     PAKISTAN
 February 5, 2008
  March 21, 2008
    May 1, 2008
  August 14, 2008
September 30, 2008
  October 4, 2008
  October 5, 2008
  October 6, 2008
  October 7, 2008
 December 10, 2008
 December 11, 2008
 December 25, 2008
 January 19, 2009
 January 20, 2009

    PHILIPPINES
  March 20, 2008
  March 21, 2008
   April 7, 2008
  April 28, 2008
   June 9, 2008
  August 18, 2008
 December 1, 2008
 December 25, 2008
 December 29, 2008
 December 31, 2008
  January 1, 2009

      TAIWAN
 February 4, 2008
 February 5, 2008
 February 6, 2008
 February 7, 2008
 February 8, 2008
 February 11, 2008
 February 28, 2008
   April 4, 2008
    May 1, 2008
 October 10, 2008
  January 1, 2009

    THAILAND
  April 7, 2008
 April 14, 2008
 April 15, 2008
   May 1, 2008
   May 5, 2008
  May 19, 2008
  July 1, 2008
  July 17, 2008
 August 12, 2008
October 23, 2008
December 5, 2008
December 10, 2008
December 31, 2008
 January 1, 2009

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Chinese and Indonesian securities markets presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR S&P CHINA ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

       CHINA
 February 6, 2008
 February 7, 2008
 February 8, 2008
 February 11, 2008
 February 12, 2008
   April 4, 2008
    May 1, 2008
    May 2, 2008
   June 9, 2008
September 15, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
  October 3, 2008
  January 1, 2009

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Chinese securities market presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR S&P EMERGING MARKETS ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

     ARGENTINA
  March 20, 2008
  March 21, 2008
  March 24, 2008
   April 2, 2008
    May 1, 2008
   June 16, 2008
   July 9, 2008
  August 18, 2008
 November 6, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

      BRAZIL
 February 4, 2008
 February 5, 2008
 February 6, 2008
  March 21, 2008
  April 21, 2008
    May 1, 2008
   May 22, 2008
   July 9, 2008
 November 20, 2008
 December 24, 2008
 December 25, 2008
 December 31, 2008
  January 1, 2009
 January 25, 2009

       CHILE
  March 21, 2008
    May 1, 2008
   May 21, 2008
   July 16, 2008
  August 15, 2008
September 18, 2008
September 19, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

       CHINA
 February 6, 2008
 February 7, 2008
 February 8, 2008
 February 11, 2008
 February 12, 2008
   April 4, 2008
    May 1, 2008
    May 2, 2008
   June 9, 2008
September 15, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
  October 3, 2008
  January 1, 2009

     COLOMBIA
  March 20, 2008
  March 21, 2008
  March 24, 2008
    May 1, 2008
    May 5, 2008
   May 26, 2008
   June 2, 2008
   June 30, 2008
  August 7, 2008
  August 18, 2008
 October 13, 2008
 November 3, 2008
 November 17, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009
  January 7, 2009

  CZECH REPUBLIC
  March 24, 2008
    May 1, 2008
    May 8, 2008
 October 28, 2008
 November 17 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

       EGYPT
  March 20, 2008
  April 27, 2008
  April 28, 2008
    May 1, 2008
   July 23, 2008
  October 1, 2008
  October 2, 2008
  October 6, 2008
 December 7, 2008
 December 9, 2008
 December 29, 2008
  January 7, 2009
  January 9, 2009

      HUNGARY
  March 24, 2008
    May 1, 2008
    May 2, 2008
   May 12, 2008
  August 20, 2008
 October 23, 2008
 October 24, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

       INDIA
   March 6, 2008
  March 20, 2008
  March 21, 2008
  April 14, 2008
  April 18, 2008
    May 1, 2008
   May 19, 2008
  August 15, 2008
 September 3, 2008
  October 2, 2008
  October 9, 2008
 October 28, 2008
 October 30, 2008
 November 13, 2008
 December 9, 2008
 December 25, 2008

     INDONESIA
 February 7, 2008
 February 8, 2008
   March 7, 2008
  March 20, 2008
  March 21, 2008
    May 1, 2008
    May 2, 2008
   May 19, 2008
   May 20, 2008
   July 30, 2008
  August 18, 2008
September 19, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
  October 3, 2008
 December 8, 2008
 December 25, 2008
 December 26, 2008
 December 29, 2008
  January 1, 2009
 January 10, 2009
 January 11, 2009

      ISRAEL
  April 20, 2008
  April 21, 2008
  April 22, 2008
  April 23, 2008
  April 24, 2008
    May 7, 2008
    May 8, 2008
   June 8, 2008
   June 9, 2008
  August 10, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 8, 2008
  October 9, 2008
 October 13, 2008
 October 14, 2008
 October 15, 2008
 October 16, 2008
 October 19, 2008
 October 20, 2008
 October 21, 2008

      JORDAN
  March 19, 2008
    May 1, 2008
   May 25, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
  October 6, 2008
 December 8, 2008
 December 9, 2008
 December 10, 2008
 December 11, 2008
 December 25, 2008
 December 28, 2008
  January 1, 2009
 January 10, 2009

     MALAYSIA
 February 1, 2008
 February 7, 2008
 February 8, 2008
    May 1, 2008
   May 19, 2008
  October 1, 2008
  October 2, 2008
 October 27, 2008
 December 8, 2008
 December 25, 2008
 December 29, 2008
  January 1, 2009
 January 10, 2009

      MEXICO
 February 4, 2008
  March 17, 2008
  March 20, 2008
  March 21, 2008
    May 1, 2008
September 16, 2008
 November 17, 2008
 December 12, 2008
 December 25, 2008
  January 1, 2009

      MOROCCO
  March 20, 2008
  March 21, 2008
    May 1, 2008
   July 30, 2008
  August 14, 2008
  August 20, 2008
  August 21, 2008
  October 1, 2008
  October 2, 2008
 November 6, 2008
 November 18, 2008
 December 9, 2008
 December 10, 2008
  January 1, 2009
 January 10, 2009
 January 11, 2009

     NIGERIA
  March 20, 2008
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 29, 2008
  October 1, 2008
 December 8, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

     PAKISTAN
 February 5, 2008
  March 21, 2008
    May 1, 2008
  August 14, 2008
September 30, 2008
  October 4, 2008
  October 5, 2008
  October 6, 2008
  October 7, 2008
 December 10, 2008
 December 11, 2008
 December 12, 2008
 December 25, 2008
 January 19, 2009
 January 20, 2009

       PERU
  March 20, 2008
  March 21, 2008
    May 1, 2008
   July 28, 2008
   July 29, 2008
  October 8, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

    PHILIPPINES
  March 20, 2008
  March 21, 2008
   April 7, 2008
  April 28, 2008
   June 9, 2008
  August 18, 2008
 December 1, 2008
 December 25, 2008
 December 29, 2008
 December 31, 2008
  January 1, 2009

      POLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 22, 2008
  August 15, 2008
 November 11, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      RUSSIA
 February 25, 2008
  March 10, 2008
    May 1, 2008
    May 2, 2008
    May 9, 2008
   June 12, 2008
   June 13, 2008
 November 3, 2008
 November 4, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009
  January 3, 2009
  January 4, 2009
  January 7, 2009
  January 8, 2009

     SLOVENIA
 February 8, 2008
  March 21, 2008
  March 24, 2008
    May 1, 2008
    May 2, 2008
   June 25, 2008
  August 15, 2008
 October 31, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2007
  January 1, 2009
  January 2, 2009

   SOUTH AFRICA
  March 21, 2008
  March 24, 2008
 February 28, 2008
    May 1, 2008
   June 16, 2008
September 24, 2008
 December 16, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      TAIWAN
 February 4, 2008
 February 5, 2008
 February 6, 2008
 February 7, 2008
 February 8, 2008
 February 11, 2008
 February 28, 2008
   April 4, 2008
    May 1, 2008
 October 10, 2008
  January 1, 2009

     THAILAND
   April 7, 2008
  April 14, 2008
  April 15, 2008
    May 1, 2008
    May 5, 2008
   May 19, 2008
   July 1, 2008
   July 17, 2008
  August 12, 2008
 October 23, 2008
 December 5, 2008
 December 10, 2008
 December 31, 2008
  January 1, 2009

      TURKEY
  April 23, 2008
   May 19, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
 October 28, 2009
 October 29, 2008
 November 23, 2008
 December 8, 2008
 December 9, 2008
 December 10, 2008
 December 11, 2008
  January 1, 2009

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Chinese, Indonesian and South African securities markets presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR S&P BRIC 40 ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

       BRAZIL
  February 4, 2008
  February 5, 2008
  February 6, 2008
   March 21, 2008
   April 21, 2008
     May 1, 2008
    May 22, 2008
    July 9, 2008
  November 20, 2008
  December 24, 2008
  December 25, 2008
  December 31, 2008
   January 1, 2009
  January 25, 2009

        CHINA
  February 6, 2008
  February 7, 2008
  February 8, 2008
  February 11, 2008
  February 12, 2008
    April 4, 2008
     May 1, 2008
     May 2, 2008
    June 9, 2008
 September 15, 2008
 September 29, 2008
 September 30, 2008
   October 1, 2008
   October 2, 2008
   October 3, 2008
   January 1, 2009

        INDIA
    March 6, 2008
   March 20, 2008
   March 21, 2008
   April 14, 2008
   April 18, 2008
     May 1, 2008
    May 19, 2008
   August 15, 2008
  September 3, 2008
   October 2, 2008
   October 9, 2008
  October 28, 2008
  October 30, 2008
  November 13, 2008
  December 9, 2008
  December 25, 2008

       RUSSIA
  February 25, 2008
   March 10, 2008
     May 1, 2008
     May 2, 2008
     May 9, 2008
    June 12, 2008
    June 13, 2008
  November 3, 2008
  November 4, 2008
  December 31, 2008
   January 1, 2009
   January 2, 2009
   January 3, 2009
   January 4, 2009
   January 7, 2009
   January 8, 2009

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Chinese and Russian securities markets presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR S&P EUROPE ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

      AUSTRIA
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
   May 22, 2008
  August 15, 2008
 December 8, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      BELGIUM
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      DENMARK
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 18, 2008
    May 1, 2008
   May 12, 2008
   June 5, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      FINLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   June 20, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      FRANCE
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      GERMANY
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      GREECE
  March 10, 2008
  March 21, 2008
  March 24, 2008
  March 25, 2008
  April 25, 2008
  April 28, 2008
    May 1, 2008
   June 16, 2008
  August 15, 2008
 October 28, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      ICELAND
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 24, 2008
    May 1, 2008
   May 12, 2008
   June 17, 2008
  August 4, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009

      IRELAND
  March 21, 2008
  March 24, 2008
    May 5, 2008
   June 2, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

       ITALY
  March 21, 2008
  March 24, 2008
    May 1, 2008
  August 15, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

    LUXEMBOURG
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
   June 23, 2008
  August 15, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

    NETHERLANDS
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      NORWAY
  March 19, 2008
  March 20, 2008
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

     PORTUGAL
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

     SLOVENIA
 February 8, 2008
  March 21, 2008
  March 24, 2008
    May 1, 2008
    May 2, 2008
   June 25, 2008
  August 15, 2008
 October 31, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2007
  January 1, 2009
  January 2, 2009

       SPAIN
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      SWEDEN
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 30, 2008
    May 1, 2008
   June 6, 2008
   June 20, 2008
 October 31, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

    SWITZERLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
   May 19, 2008
  August 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009

  UNITED KINGDOM
  March 21, 2008
  March 24, 2008
    May 5, 2008
   May 26, 2008
  August 25, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Danish and Norwegian securities markets presented the worst-case redemption cycle for the Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR S&P EMERGING EUROPE ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

  CZECH REPUBLIC
  March 24, 2008
    May 1, 2008
    May 8, 2008
 October 28, 2008
 November 17 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      HUNGARY
  March 24, 2008
    May 1, 2008
    May 2, 2008
   May 12, 2008
  August 20, 2008
 October 23, 2008
 October 24, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      POLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 22, 2008
  August 15, 2008
 November 11, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      RUSSIA
 February 25, 2008
  March 10, 2008
    May 1, 2008
    May 2, 2008
    May 9, 2008
   June 12, 2008
   June 13, 2008
 November 3, 2008
 November 4, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009
  January 3, 2009
  January 4, 2009
  January 7, 2009
  January 8, 2009

     SLOVENIA
 February 8, 2008
  March 21, 2008
  March 24, 2008
    May 1, 2008
    May 2, 2008
   June 25, 2008
  August 15, 2008
 October 31, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2007
  January 1, 2009
  January 2, 2009

      TURKEY
  April 23, 2008
   May 19, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
 October 28, 2009
 October 29, 2008
 November 23, 2008
 December 8, 2008
 December 9, 2008
 December 10, 2008
 December 11, 2008
  January 1, 2009

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Russian securities markets presented the worst-case redemption cycle for the Fund as R + 11 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR S&P EMERGING LATIN AMERICA ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

     ARGENTINA
  March 20, 2008
  March 21, 2008
  March 24, 2008
   April 2, 2008
    May 1, 2008
   June 16, 2008
   July 9, 2008
  August 18, 2008
 November 6, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

      BRAZIL
 February 4, 2008
 February 5, 2008
 February 6, 2008
  March 21, 2008
  April 21, 2008
    May 1, 2008
   May 22, 2008
   July 9, 2008
 November 20, 2008
 December 24, 2008
 December 25, 2008
 December 31, 2008
  January 1, 2009
 January 25, 2009

       CHILE
  March 21, 2008
    May 1, 2008
   May 21, 2008
   July 16, 2008
  August 15, 2008
September 18, 2008
September 19, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

     COLOMBIA
  March 20, 2008
  March 21, 2008
  March 24, 2008
    May 1, 2008
    May 5, 2008
   May 26, 2008
   June 2, 2008
   June 30, 2008
  August 7, 2008
  August 18, 2008
 October 13, 2008
 November 3, 2008
 November 17, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009
  January 7, 2009

      MEXICO
 February 4, 2008
  March 17, 2008
  March 20, 2008
  March 21, 2008
    May 1, 2008
September 16, 2008
 November 17, 2008
 December 12, 2008
 December 25, 2008
  January 1, 2009

       PERU
  March 20, 2008
  March 21, 2008
    May 1, 2008
   July 28, 2008
   July 29, 2008
  October 8, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Venezuelan securities markets presented the worst-case redemption cycle for the Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

       EGYPT
  March 20, 2008
  April 27, 2008
  April 28, 2008
    May 1, 2008
   July 23, 2008
  October 1, 2008
  October 2, 2008
  October 6, 2008
 December 7, 2008
 December 9, 2008
 December 29, 2008
  January 7, 2009
  January 9, 2009

      ISRAEL
  April 20, 2008
  April 21, 2008
  April 22, 2008
  April 23, 2008
  April 24, 2008
    May 7, 2008
    May 8, 2008
   June 8, 2008
   June 9, 2008
  August 10, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 8, 2008
  October 9, 2008
 October 13, 2008
 October 14, 2008
 October 15, 2008
 October 16, 2008
 October 19, 2008
 October 20, 2008
 October 21, 2008

      JORDAN
  March 19, 2008
    May 1, 2008
   May 25, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
  October 6, 2008
 December 8, 2008
 December 9, 2008
 December 10, 2008
 December 11, 2008
 December 25, 2008
 December 28, 2008
  January 1, 2009
 January 10, 2009

      MOROCCO
  March 20, 2008
  March 21, 2008
    May 1, 2008
   July 30, 2008
  August 14, 2008
  August 20, 2008
  August 21, 2008
  October 1, 2008
  October 2, 2008
 November 6, 2008
 November 18, 2008
 December 9, 2008
 December 10, 2008
  January 1, 2009
 January 10, 2009
 January 11, 2009

      NIGERIA
  March 20, 2008
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 29, 2008
  October 1, 2008
 December 8, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

   SOUTH AFRICA
  March 21, 2008
  March 24, 2008
 February 28, 2008
    May 1, 2008
   June 16, 2008
September 24, 2008
 December 16, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

REDEMPTION. The longest redemption cycle for the above Funds is a function of the longest redemption cycles among the countries whose stocks comprise a Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the South African securities markets presented the worst-case redemption cycle for the Fund as R + 11 and R + 12 calendar days, respectively, were the maximum number of calendar days necessary to satisfy a redemption request.

SPDR S&P WORLD ex-US ETF
SPDR S&P INTERNATIONAL SMALL CAP ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

     AUSTRALIA
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 25, 2008
   June 9, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009
 January 28, 2009

      AUSTRIA
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
   May 22, 2008
  August 15, 2008
 December 8, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      BELGIUM
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      CANADA
 February 18, 2008
  March 21, 2008
   May 19, 2008
   July 1, 2008
  August 4, 2008
 September 1, 2008
 October 13, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      DENMARK
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 18, 2008
    May 1, 2008
   May 12, 2008
   June 5, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      FINLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   June 20, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      FRANCE
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      GERMANY
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      GREECE
  March 10, 2008
  March 21, 2008
  March 24, 2008
  March 25, 2008
  April 25, 2008
  April 28, 2008
    May 1, 2008
   June 16, 2008
  August 15, 2008
 October 28, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

     HONG KONG
 February 6, 2008
 February 7, 2008
 February 8, 2008
  March 21, 2008
  March 24, 2008
   April 4, 2008
    May 1, 2008
   May 12, 2008
   June 9, 2008
   July 1, 2008
September 15, 2008
  October 1, 2008
  October 7, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      ICELAND
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 24, 2008
    May 1, 2008
   May 12, 2008
   June 17, 2008
  August 4, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009

      IRELAND
  March 21, 2008
  March 24, 2008
    May 5, 2008
   June 2, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

       ITALY
  March 21, 2008
  March 24, 2008
    May 1, 2008
  August 15, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

       JAPAN
 February 11, 2008
  March 20, 2008
  April 29, 2008
    May 5, 2008
    May 6, 2008
   July 21, 2008
September 15, 2008
September 23, 2008
 October 13, 2008
 November 3, 2008
 November 24, 2008
 December 23, 2008
 December 30, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009
  January 3, 2009
  January 4, 2009
 January 14, 2009

    LUXEMBOURG
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
   June 23, 2008
  August 15, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

    NETHERLANDS
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

    NEW ZEALAND
 February 6, 2008
  March 21, 2008
  March 24, 2008
  April 25, 2008
   June 2, 2008
 October 27, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009
  January 2, 2009

      NORWAY
  March 19, 2008
  March 20, 2008
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

     PORTUGAL
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

     SINGAPORE
 February 7, 2008
 February 8, 2008
  March 21, 2008
    May 1, 2008
   May 19, 2008
  October 1, 2008
 October 28, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

    SOUTH KOREA
 February 6, 2008
 February 7, 2008
 February 8, 2008
   April 9, 2008
   Mary 1, 2008
    May 5, 2008
   May 12, 2008
   June 6, 2008
  August 15, 2008
September 15, 2008
  October 3, 2008
 December 25, 2008
 December 31, 2008
  January 1, 2009

       SPAIN
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      SWEDEN
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 30, 2008
    May 1, 2008
   June 6, 2008
   June 20, 2008
 October 31, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

    SWITZERLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
   May 19, 2008
  August 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009

  UNITED KINGDOM
  March 21, 2008
  March 24, 2008
    May 5, 2008
   May 26, 2008
  August 25, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

REDEMPTION. The longest redemption cycle for the above Funds is a function of the longest redemption cycles among the countries whose stocks comprise each Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Australian, Japanese, Danish and Norwegian securities markets presented the worst-case redemption cycle for the Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR S&P INTERNATIONAL DIVIDEND ETF

The following calendar dates for year 2008 and the beginning of 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

     AUSTRIA
  March 21, 2008
  March 24, 2008
   May 1, 2008
   May 12, 2008
   May 22, 2008
 August 15, 2008
 December 8, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

    AUSTRALIA
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 25, 2008
   June 9, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009
 January 28, 2009

    ARGENTINA
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 2, 2008
   May 1, 2008
  June 16, 2008
   July 9, 2008
 August 18, 2008
 November 6, 2008
 December 8, 2008
December 25, 2008
  January 1, 2009

     BELGIUM
  March 21, 2008
  March 24, 2008
   May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

      CANADA
February 18, 2008
  March 21, 2008
   May 19, 2008
   July 1, 2008
  August 4, 2008
September 1, 2008
 October 13, 2008
December 25, 2008
December 26, 2008
 January 1, 2009

  CZECH REPUBLIC
  March 24, 2008
   May 1, 2008
   May 8, 2008
 October 28, 2008
 November 17 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

     DENMARK
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 18, 2008
   May 1, 2008
   May 12, 2008
   June 5, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

     FINLAND
  March 21, 2008
  March 24, 2008
   May 1, 2008
  June 20, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

      FRANCE
  March 21, 2008
  March 24, 2008
   May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

     GERMANY
  March 21, 2008
  March 24, 2008
   May 1, 2008
   May 12, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

    HONG KONG
 February 6, 2008
 February 7, 2008
 February 8, 2008
  March 21, 2008
  March 24, 2008
  April 4, 2008
   May 1, 2008
   May 12, 2008
   June 9, 2008
   July 1, 2008
September 15, 2008
 October 1, 2008
 October 7, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009

     HUNGARY
  March 24, 2008
   May 1, 2008
   May 2, 2008
   May 12, 2008
 August 20, 2008
 October 23, 2008
 October 24, 2008
December 24, 2008
December 25, 2008
December 26, 2008
 January 1, 2009

     ICELAND
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 24, 2008
   May 1, 2008
   May 12, 2008
  June 17, 2008
  August 4, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
 January 1, 2009
 January 2, 2009

      INDONESIA
   February 7, 2008
   February 8, 2008
    March 7, 2008
    March 20, 2008
    March 21, 2008
     May 1, 2008
     May 2, 2008
     May 19, 2008
     May 20, 2008
    July 30, 2008
   August 18, 2008
  September 19, 2008
  September 30, 2008
   October 1, 2008
   October 2, 2008
   October 3, 2008
   December 8, 2008
  December 25, 2008
  December 26, 2008
  December 29, 2008
   January 1, 2009
   January 10, 2009
   January 11, 2009

       IRELAND
    March 21, 2008
    March 24, 2008
     May 5, 2008
     June 2, 2008
  December 24, 2008
  December 25, 2008
  December 26, 2008
  December 31, 2008
   January 1, 2009

        ITALY
    March 21, 2008
    March 24, 2008
     May 1, 2008
   August 15, 2008
  December 24, 2008
  December 25, 2008
  December 26, 2008
  December 31, 2008
   January 1, 2009

      ISRAEL
  April 20, 2008
  April 21, 2008
  April 22, 2008
  April 23, 2008
  April 24, 2008
    May 7, 2008
    May 8, 2008
   June 8, 2008
   June 9, 2008
  August 10, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 8, 2008
  October 9, 2008
 October 13, 2008
 October 14, 2008
 October 15, 2008
 October 16, 2008
 October 19, 2008
 October 20, 2008
 October 21, 2008

       JAPAN
 February 11, 2008
  March 20, 2008
  April 29, 2008
    May 5, 2008
    May 6, 2008
   July 21, 2008
September 15, 2008
September 23, 2008
 October 13, 2008
 November 3, 2008
 November 24, 2008
 December 23, 2008
 December 30, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009
  January 3, 2009
  January 4, 2009
 January 14, 2009

    LUXEMBOURG
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
   June 23, 2008
  August 15, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      MEXICO
 February 4, 2008
  March 17, 2008
  March 20, 2008
  March 21, 2008
    May 1, 2008
September 16, 2008
 November 17, 2008
 December 12, 2008
 December 25, 2008
  January 1, 2009

    NETHERLANDS
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

    NEW ZEALAND
 February 6, 2008
  March 21, 2008
  March 24, 2008
  April 25, 2008
   June 2, 2008
 October 27, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009
  January 2, 2009

      NORWAY
  March 19, 2008
  March 20, 2008
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

    PHILIPPINES
  March 20, 2008
  March 21, 2008
   April 7, 2008
  April 28, 2008
   June 9, 2008
  August 18, 2008
 December 1, 2008
 December 25, 2008
 December 29, 2008
 December 31, 2008
  January 1, 2009

     PORTUGAL
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

     SINGAPORE
 February 7, 2008
 February 8, 2008
  March 21, 2008
    May 1, 2008
   May 19, 2008
  October 1, 2008
 October 28, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

   SOUTH AFRICA
  March 21, 2008
  March 24, 2008
 February 28, 2008
    May 1, 2008
   June 16, 2008
September 24, 2008
 December 16, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

       SPAIN
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      SWEDEN
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 30, 2008
    May 1, 2008
   June 6, 2008
   June 20, 2008
 October 31, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

    SWITZERLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
   May 19, 2008
  August 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009

     THAILAND
   April 7, 2008
  April 14, 2008
  April 15, 2008
    May 1, 2008
    May 5, 2008
   May 19, 2008
   July 1, 2008
   July 17, 2008
  August 12, 2008
 October 23, 2008
 December 5, 2008
 December 10, 2008
 December 31, 2008
  January 1, 2009

      TURKEY
  April 23, 2008
   May 19, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
 October 28, 2009
 October 29, 2008
 November 23, 2008
 December 8, 2008
 December 9, 2008
 December 10, 2008
 December 11, 2008
  January 1, 2009

  UNITED KINGDOM
  March 21, 2008
  March 24, 2008
    May 5, 2008
   May 26, 2008
  August 25, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

REDEMPTION. The longest redemption cycle for the Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the South African and Indonesian securities markets presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

     AUSTRALIA
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 25, 2008
   June 9, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009
 January 28, 2009

      AUSTRIA
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
   May 22, 2008
  August 15, 2008
 December 8, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      BELGIUM
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      CANADA
 February 18, 2008
  March 21, 2008
   May 19, 2008
   July 1, 2008
  August 4, 2008
 September 1, 2008
 October 13, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      FRANCE
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      GERMANY
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

     HONG KONG
 February 6, 2008
 February 7, 2008
 February 8, 2008
  March 21, 2008
  March 24, 2008
   April 4, 2008
    May 1, 2008
   May 12, 2008
   June 9, 2008
   July 1, 2008
September 15, 2008
  October 1, 2008
  October 7, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

       ITALY
  March 21, 2008
  March 24, 2008
    May 1, 2008
  August 15, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

       JAPAN
 February 11, 2008
  March 20, 2008
  April 29, 2008
    May 5, 2008
    May 6, 2008
   July 21, 2008
September 15, 2008
September 23, 2008
 October 13, 2008
 November 3, 2008
 November 24, 2008
 December 23, 2008
 December 30, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009
  January 3, 2009
  January 4, 2009
 January 14, 2009

     MALAYSIA
 February 1, 2008
 February 7, 2008
 February 8, 2008
    May 1, 2008
   May 19, 2008
  October 1, 2008
  October 2, 2008
 October 27, 2008
 December 8, 2008
 December 25, 2008
 December 29, 2008
  January 1, 2009
 January 10, 2009

    NETHERLANDS
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

    NEW ZEALAND
 February 6, 2008
  March 21, 2008
  March 24, 2008
  April 25, 2008
   June 2, 2008
 October 27, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009
  January 2, 2009

    PHILIPPINES
  March 20, 2008
  March 21, 2008
   April 7, 2008
  April 28, 2008
   June 9, 2008
  August 18, 2008
 December 1, 2008
 December 25, 2008
 December 29, 2008
 December 31, 2008
  January 1, 2009

      POLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 22, 2008
  August 15, 2008
 November 11, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

     SINGAPORE
 February 7, 2008
 February 8, 2008
  March 21, 2008
    May 1, 2008
   May 19, 2008
  October 1, 2008
 October 28, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

   SOUTH AFRICA
  March 21, 2008
  March 24, 2008
 February 28, 2008
    May 1, 2008
   June 16, 2008
September 24, 2008
 December 16, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

       SPAIN
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      SWEDEN
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 30, 2008
    May 1, 2008
   June 6, 2008
   June 20, 2008
 October 31, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

    SWITZERLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
   May 19, 2008
  August 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009

      TAIWAN
 February 4, 2008
 February 5, 2008
 February 6, 2008
 February 7, 2008
 February 8, 2008
 February 11, 2008
 February 28, 2008
   April 4, 2008
    May 1, 2008
 October 10, 2008
  January 1, 2009

     THAILAND
   April 7, 2008
  April 14, 2008
  April 15, 2008
    May 1, 2008
    May 5, 2008
   May 19, 2008
   July 1, 2008
   July 17, 2008
  August 12, 2008
 October 23, 2008
 December 5, 2008
 December 10, 2008
 December 31, 2008
  January 1, 2009

      TURKEY
  April 23, 2008
   May 19, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
 October 28, 2009
 October 29, 2008
 November 23, 2008
 December 8, 2008
 December 9, 2008
 December 10, 2008
 December 11, 2008
  January 1, 2009

  UNITED KINGDOM
  March 21, 2008
  March 24, 2008
    May 5, 2008
   May 26, 2008
  August 25, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Australian and Japanese securities markets and the Turkish securities markets presented the worst-case redemption cycles for the Fund as R + 8 calendar days for the Japanese and Australian securities markets and R + 12 calendar days for the Turkish securities markets were the maximum number of calendar days necessary to satisfy a redemption request.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

     AUSTRALIA
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 25, 2008
   June 9, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009
 January 28, 2009

      BRAZIL
 February 4, 2008
 February 5, 2008
 February 6, 2008
  March 21, 2008
  April 21, 2008
    May 1, 2008
   May 22, 2008
   July 9, 2008
 November 20, 2008
 December 24, 2008
 December 25, 2008
 December 31, 2008
  January 1, 2009
 January 25, 2009

      CANADA
 February 18, 2008
  March 21, 2008
   May 19, 2008
   July 1, 2008
  August 4, 2008
 September 1, 2008
 October 13, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      FINLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   June 20, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      FRANCE
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      GERMANY
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      GREECE
  March 10, 2008
  March 21, 2008
  March 24, 2008
  March 25, 2008
  April 25, 2008
  April 28, 2008
    May 1, 2008
   June 16, 2008
  August 15, 2008
 October 28, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

     HONG KONG
 February 6, 2008
 February 7, 2008
 February 8, 2008
  March 21, 2008
  March 24, 2008
   April 4, 2008
    May 1, 2008
   May 12, 2008
   June 9, 2008
   July 1, 2008
September 15, 2008
  October 1, 2008
  October 7, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

       ITALY
  March 21, 2008
  March 24, 2008
    May 1, 2008
  August 15, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

     PORTUGAL
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

    SOUTH KOREA
 February 6, 2008
 February 7, 2008
 February 8, 2008
   April 9, 2008
   Mary 1, 2008
    May 5, 2008
   May 12, 2008
   June 6, 2008
  August 15, 2008
September 15, 2008
  October 3, 2008
 December 25, 2008
 December 31, 2008
  January 1, 2009

       SPAIN
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

  UNITED KINGDOM
  March 21, 2008
  March 24, 2008
    May 5, 2008
   May 26, 2008
  August 25, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the South Korean securities markets presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR MSCI ACWI ex-US ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

     AUSTRALIA
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 25, 2008
   June 9, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009
 January 28, 2009

     ARGENTINA
  March 20, 2008
  March 21, 2008
  March 24, 2008
   April 2, 2008
    May 1, 2008
   June 16, 2008
   July 9, 2008
  August 18, 2008
 November 6, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

      AUSTRIA
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
   May 22, 2008
  August 15, 2008
 December 8, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      BELGIUM
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      BRAZIL
 February 4, 2008
 February 5, 2008
 February 6, 2008
  March 21, 2008
  April 21, 2008
    May 1, 2008
   May 22, 2008
   July 9, 2008
 November 20, 2008
 December 24, 2008
 December 25, 2008
 December 31, 2008
  January 1, 2009
 January 25, 2009

      CANADA
 February 18, 2008
  March 21, 2008
   May 19, 2008
   July 1, 2008
  August 4, 2008
 September 1, 2008
 October 13, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

       CHILE
  March 21, 2008
    May 1, 2008
   May 21, 2008
   July 16, 2008
  August 15, 2008
September 18, 2008
September 19, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

       CHINA
 February 6, 2008
 February 7, 2008
 February 8, 2008
 February 11, 2008
 February 12, 2008
   April 4, 2008
    May 1, 2008
    May 2, 2008
   June 9, 2008
September 15, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
  October 3, 2008
  January 1, 2009

     COLOMBIA
  March 20, 2008
  March 21, 2008
  March 24, 2008
    May 1, 2008
    May 5, 2008
   May 26, 2008
   June 2, 2008
   June 30, 2008
  August 7, 2008
  August 18, 2008
 October 13, 2008
 November 3, 2008
 November 17, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009
  January 7, 2009

  CZECH REPUBLIC
  March 24, 2008
    May 1, 2008
    May 8, 2008
 October 28, 2008
 November 17 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      DENMARK
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 18, 2008
    May 1, 2008
   May 12, 2008
   June 5, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

       EGYPT
  March 20, 2008
  April 27, 2008
  April 28, 2008
    May 1, 2008
   July 23, 2008
  October 1, 2008
  October 2, 2008
  October 6, 2008
 December 7, 2008
 December 9, 2008
 December 29, 2008
  January 7, 2009
  January 9, 2009

      FINLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   June 20, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      FRANCE
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      GERMANY
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      GREECE
  March 10, 2008
  March 21, 2008
  March 24, 2008
  March 25, 2008
  April 25, 2008
  April 28, 2008
    May 1, 2008
   June 16, 2008
  August 15, 2008
 October 28, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

     HONG KONG
 February 6, 2008
 February 7, 2008
 February 8, 2008
  March 21, 2008
  March 24, 2008
   April 4, 2008
    May 1, 2008
   May 12, 2008
   June 9, 2008
   July 1, 2008
September 15, 2008
  October 1, 2008
  October 7, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      HUNGARY
  March 24, 2008
    May 1, 2008
    May 2, 2008
   May 12, 2008
  August 20, 2008
 October 23, 2008
 October 24, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

       INDIA
   March 6, 2008
  March 20, 2008
  March 21, 2008
  April 14, 2008
  April 18, 2008
    May 1, 2008
   May 19, 2008
  August 15, 2008
 September 3, 2008
  October 2, 2008
  October 9, 2008
 October 28, 2008
 October 30, 2008
 November 13, 2008
 December 9, 2008
 December 25, 2008

     INDONESIA
 February 7, 2008
 February 8, 2008
   March 7, 2008
  March 20, 2008
  March 21, 2008
    May 1, 2008
    May 2, 2008
   May 19, 2008
   May 20, 2008
   July 30, 2008
  August 18, 2008
September 19, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
  October 3, 2008
 December 8, 2008
 December 25, 2008
 December 26, 2008
 December 29, 2008
  January 1, 2009
 January 10, 2009
 January 11, 2009

      IRELAND
  March 21, 2008
  March 24, 2008
    May 5, 2008
   June 2, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      ISRAEL
  April 20, 2008
  April 21, 2008
  April 22, 2008
  April 23, 2008
  April 24, 2008
    May 7, 2008
    May 8, 2008
   June 8, 2008
   June 9, 2008
  August 10, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 8, 2008
  October 9, 2008
 October 13, 2008
 October 14, 2008
 October 15, 2008
 October 16, 2008
 October 19, 2008
 October 20, 2008
 October 21, 2008

       ITALY
  March 21, 2008
  March 24, 2008
    May 1, 2008
  August 15, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

       JAPAN
 February 11, 2008
  March 20, 2008
  April 29, 2008
    May 5, 2008
    May 6, 2008
   July 21, 2008
September 15, 2008
September 23, 2008
 October 13, 2008
 November 3, 2008
 November 24, 2008
 December 23, 2008
 December 30, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009
  January 3, 2009
  January 4, 2009
 January 14, 2009

      JORDAN
  March 19, 2008
    May 1, 2008
   May 25, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
  October 6, 2008
 December 8, 2008
 December 9, 2008
 December 10, 2008
 December 11, 2008
 December 25, 2008
 December 28, 2008
  January 1, 2009
 January 10, 2009

     MALAYSIA
 February 1, 2008
 February 7, 2008
 February 8, 2008
    May 1, 2008
   May 19, 2008
  October 1, 2008
  October 2, 2008
 October 27, 2008
 December 8, 2008
 December 25, 2008
 December 29, 2008
  January 1, 2009
 January 10, 2009

      MEXICO
 February 4, 2008
  March 17, 2008
  March 20, 2008
  March 21, 2008
    May 1, 2008
September 16, 2008
 November 17, 2008
 December 12, 2008
 December 25, 2008
  January 1, 2009

      MOROCCO
  March 20, 2008
  March 21, 2008
    May 1, 2008
   July 30, 2008
  August 14, 2008
  August 20, 2008
  August 21, 2008
  October 1, 2008
  October 2, 2008
 November 6, 2008
 November 18, 2008
 December 9, 2008
 December 10, 2008
  January 1, 2009
 January 10, 2009
 January 11, 2009

    NETHERLANDS
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

    NEW ZEALAND
 February 6, 2008
  March 21, 2008
  March 24, 2008
  April 25, 2008
   June 2, 2008
 October 27, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009
  January 2, 2009

      NORWAY
  March 19, 2008
  March 20, 2008
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

     PAKISTAN
 February 5, 2008
  March 21, 2008
    May 1, 2008
  August 14, 2008
September 30, 2008
  October 4, 2008
  October 5, 2008
  October 6, 2008
  October 7, 2008
 December 10, 2008
 December 11, 2008
 December 25, 2008
 January 19, 2009
 January 20, 2009

       PERU
  March 20, 2008
  March 21, 2008
    May 1, 2008
   July 28, 2008
   July 29, 2008
  October 8, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

    PHILIPPINES
  March 20, 2008
  March 21, 2008
   April 7, 2008
  April 28, 2008
   June 9, 2008
  August 18, 2008
 December 1, 2008
 December 25, 2008
 December 29, 2008
 December 31, 2008
  January 1, 2009

      POLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 22, 2008
  August 15, 2008
 November 11, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

     PORTUGAL
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

      RUSSIA
 February 25, 2008
  March 10, 2008
    May 1, 2008
    May 2, 2008
    May 9, 2008
   June 12, 2008
   June 13, 2008
 November 3, 2008
 November 4, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009
  January 3, 2009
  January 4, 2009
  January 7, 2009
  January 8, 2009

     SINGAPORE
 February 7, 2008
 February 8, 2008
  March 21, 2008
    May 1, 2008
   May 19, 2008
  October 1, 2008
 October 28, 2008
 December 8, 2008
 December 25, 2008
  January 1, 2009

   SOUTH AFRICA
  March 21, 2008
  March 24, 2008
 February 28, 2008
    May 1, 2008
   June 16, 2008
September 24, 2008
 December 16, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

    SOUTH KOREA
 February 6, 2008
 February 7, 2008
 February 8, 2008
   April 9, 2008
   Mary 1, 2008
    May 5, 2008
   May 12, 2008
   June 6, 2008
  August 15, 2008
September 15, 2008
  October 3, 2008
 December 25, 2008
 December 31, 2008
  January 1, 2009

       SPAIN
  March 21, 2008
  March 24, 2008
    May 1, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

      SWEDEN
  March 20, 2008
  March 21, 2008
  March 24, 2008
  April 30, 2008
    May 1, 2008
   June 6, 2008
   June 20, 2008
 October 31, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009

    SWITZERLAND
  March 21, 2008
  March 24, 2008
    May 1, 2008
   May 12, 2008
   May 19, 2008
  August 1, 2008
 December 24, 2008
 December 25, 2008
 December 26, 2008
 December 31, 2008
  January 1, 2009
  January 2, 2009

      TAIWAN
 February 4, 2008
 February 5, 2008
 February 6, 2008
 February 7, 2008
 February 8, 2008
 February 11, 2008
 February 28, 2008
   April 4, 2008
    May 1, 2008
 October 10, 2008
  January 1, 2009

     THAILAND
   April 7, 2008
  April 14, 2008
  April 15, 2008
    May 1, 2008
    May 5, 2008
   May 19, 2008
   July 1, 2008
   July 17, 2008
  August 12, 2008
 October 23, 2008
 December 5, 2008
 December 10, 2008
 December 31, 2008
  January 1, 2009

      TURKEY
  April 23, 2008
   May 19, 2008
September 29, 2008
September 30, 2008
  October 1, 2008
  October 2, 2008
 October 28, 2009
 October 29, 2008
 November 23, 2008
 December 8, 2008
 December 9, 2008
 December 10, 2008
 December 11, 2008
  January 1, 2009

  UNITED KINGDOM
  March 21, 2008
  March 24, 2008
    May 5, 2008
   May 26, 2008
  August 25, 2008
 December 25, 2008
 December 26, 2008
  January 1, 2009

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Indonesian, Russian and Turkish securities markets presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the Japanese securities market are as follows:

                                February 11, 2008
                                 March 20, 2008
                                 April 29, 2008
                                   May 5, 2008
                                   May 6, 2008
                                  July 21, 2008
                               September 15, 2008
                               September 23, 2008
                                October 13, 2008
                                November 3, 2008
                                November 24, 2008
                                December 23, 2008
                                December 30, 2008
                                December 31, 2008
                                 January 1, 2009
                                 January 2, 2009
                                 January 3, 2009
                                January 14, 2009

REDEMPTION. The longest redemption cycle for the above Funds is a function of the longest redemption cycles among the countries whose stocks comprise each Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Japanese securities markets presented the worst-case redemption cycle for each Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

                              FINANCIAL STATEMENTS

The Report of PricewaterhouseCoopers LLP, the Trust's Independent Registered Public Accounting Firm, financial highlights, and financial statements of the Funds included in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 2007 and the Trust's unaudited Semi-Annual Report to Shareholders for the period ended March 31, 2007, each on Form N-CSR under the Investment Company Act, are incorporated by reference into this Statement of Additional Information.

APPENDIX A

Proxy Voting Policy                                       (SSGA LOGO)
                                                          Funds Management, Inc.

INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients' holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors ("SSgA") Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2)   provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4)   matches proxies received with holdings as of record date;

     5)   reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7)   documents the reason(s) for voting for all non-routine items; and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The FM Manager of Corporate Governance is responsible for monitoring proxy voting on behalf of our clients and executing the day to day implementation of this Proxy Voting Policy. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains Institutional Shareholder Services ("ISS"), a firm with expertise in the proxy voting and corporate governance fields. ISS assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist ISS in interpreting and applying this Policy, we meet with

ISS at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits ISS to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to ISS, ISS refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with ISS to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM's general positions on similar matters. The Manager of Corporate Governance is responsible, working with ISS, for submitting proxies in a timely manner and in accordance with our policy. The Manager of Corporate Governance works with ISS to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

     (i) proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

     (ii) proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

These proxies are identified through a number of methods, including but not limited to notification from ISS, concerns of clients, review by internal proxy specialists, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to ISS, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio's holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to ISS, the FM Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under "Potential Conflicts"). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients' best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines. However, FM also endeavors to show sensitivity to local market practices when voting these proxies, which may lead to different votes. For example, in certain foreign markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice. FM votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I. Generally, FM votes for the following ballot items:

Board of Directors

     - Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, or whether the nominee receives non-board related compensation from the issuer

     - Directors' compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

     - Proposals to limit directors' liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

     - Discharge of board members' duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

     - The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board's key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues.

     - Mandates requiring a majority of independent directors on the Board of Directors

     - Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

     - Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

     -    Elimination of cumulative voting

----------
* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

     -    Establishment of confidential voting

Auditors

     - Approval of auditors, unless the fees paid to auditors are excessive; auditors' fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

     - Auditors' compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

     -    Discharge of auditors*

     - Approval of financial statements, auditor reports and allocation of income

     -    Requirements that auditors attend the annual meeting of shareholders

     - Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

     - Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

     - Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

     - Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

     - Capitalization changes which eliminate other classes of stock and/or unequal voting rights

     - Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

     - Elimination of pre-emptive rights for share issuance of less than a certain percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

     -    Elimination of shareholder rights plans ("poison pill")

----------
* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

     - Amendment to a shareholder rights plans ("poison pill") where the terms of the new plans are more favorable to shareholders' ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

     - Adoption or renewal of a non-US issuer's shareholder rights plans ("poison pill") if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

     - Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

     - Mandates requiring shareholder approval of a shareholder rights plans ("poison pill")

     -    Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

     - Stock purchase plans with an exercise price of not less that 85% of fair market value

     - Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

     - Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

     - Expansions to reporting of financial or compensation-related information, within reason

     - Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

Routine Business Items

     - General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors' term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

     -    Change in Corporation Name

     - Mandates that amendments to bylaws or charters have shareholder approval

Other

     -    Adoption of anti-"greenmail" provisions, provided that the proposal:
          (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

     -    Repeals or prohibitions of "greenmail" provisions

     -    "Opting-out" of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

     - Establishment of classified boards of directors, unless 80% of the board is independent

     - Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

     -    Limits to tenure of directors

     - Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

     -    Restoration of cumulative voting in the election of directors

     - Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer Elimination of Shareholders' Right to Call Special Meetings

     - Proposals that relate to the "transaction of other business as properly comes before the meeting", which extend "blank check" powers to those acting as proxy

     - Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

     - Directors at companies where prior non-cash compensation was improperly "backdated" or "springloaded" where one of the following scenarios exists:

               - (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and
                    (iii) the director seeking reelection served on the Compensation Committee at the time; or

               - (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and
                    (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

               - (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

               - (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

     - Capitalization changes that add "blank check" classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

     - Capitalization changes that exceed 100% of the issuer's current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

     - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

     -    Adjournment of Meeting to Solicit Additional Votes

     - Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

     - Adoption or renewal of a US issuer's shareholder rights plan ("poison pill")

Executive Compensation/Equity Compensation

     - Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

     -    Retirement bonuses for non-executive directors and auditors

     - Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee --

Routine Business Items

     - Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

     - Reincorporation in a location which has more stringent anti-takeover and related provisions

     - Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

     - Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

     - Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

     - Proposals which require inappropriate endorsements or corporate actions

     - Proposals asking companies to adopt full tenure holding periods for their executives

III. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

     - Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

     - Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders

     - Against offers where, at the time of voting, the current market price of the security exceeds the bid price

     - For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

     -    For offers made at a premium where no other higher bidder exists

PROTECTING SHAREHOLDER VALUE

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive - whether from clients, consultants, the media, the issuer, ISS or other sources -- as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the FM Manager of Corporate Governance and the Proxy Review Committee, as necessary.

As an active shareholder, FM's role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process -- especially the proxy voting process -- as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a "Material Relationship").

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to ISS and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to ISS, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer's name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

     2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

     3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

     4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.